AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2008

Registration Nos. 333-17217 and 811-07953

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 62	☒
(Check appropriate box or boxes)

EQ ADVISORS TRUST

(formerly 787 Trust)

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Vice President and

Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Clifford J. Alexander, Esq.

Mark C. Amorosi, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a) of Rule 485

☒	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Prospectus for the AXA Defensive Strategy, AXA Conservative Growth Strategy, AXA Balanced Strategy and AXA Moderate Growth Strategy Portfolios

Part B – Statement of Additional Information the AXA Defensive Strategy, AXA Conservative Growth Strategy, AXA Balanced Strategy and AXA Moderate Growth Strategy Portfolios

Part C – Other Information

Signature Page

Exhibits

EQ ADVISORS TRUST

AXA Strategic Allocation Series Portfolios

AXA Defensive Strategy Portfolio

AXA Conservative Growth Strategy Portfolio

AXA Balanced Strategy Portfolio

AXA Moderate Growth Strategy Portfolio

Prospectus

                        , 2009

The Securities and Exchange Commission has not approved any portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. EQ ADVISORS TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

(73532)

INTRODUCTION

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-[eight] (68) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of four (4) of the Trust’s portfolios (each, a “Portfolio”). The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this introduction. Except as otherwise noted, the investment objective and investment policies of each Portfolio may be changed without shareholder vote.

The Trust’s shares are currently sold only to (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and (ii) The Investment Plan for Employees, Managers and Agents sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. This Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract, the Equitable Plan or your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The Manager, provides day-to-day management of the Portfolios. Information regarding AXA Equitable is included under “Management Team” in this Prospectus.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosures carefully before investing.

Table of

THE AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS AT A GLANCE

The AXA Strategic Allocation Series Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Strategic Allocation Series Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are four AXA Strategic Allocation Series Portfolios — AXA Defensive Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, and AXA Moderate Growth Strategy Portfolio. Each AXA Strategic Allocation Series Portfolio pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. The chart below illustrates each AXA Strategic Allocation Series Portfolio according to its emphasis on income and anticipated growth of capital:

AXA Strategic Allocation Series Portfolios	Income	Growth of Capital
AXA Defensive Strategy Portfolio	High	Low
AXA Conservative Growth Strategy Portfolio	Medium to High	Low to Medium
AXA Balanced Strategy Portfolio	Medium	Medium to High
AXA Moderate Growth Strategy Portfolio	Low	Medium to High

AXA Equitable, under the oversight of the Trust’s Board of Trustees (the “Board”), has established an asset allocation target for each AXA Strategic Allocation Series Portfolio. This target is the approximate percentage of each Portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios in which the Portfolio invests. These asset allocation targets may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and identifies the specific Underlying Portfolios in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios and or replace existing Underlying Portfolios. AXA Equitable may sell a Portfolio’s holdings in an Underlying Portfolio in order to invest in another Underlying Portfolio believed to offer superior investment opportunities. AXA Equitable does not intend to engage in active and frequent trading on behalf of the AXA Strategic Allocation Series Portfolios. The following chart describes the current asset allocation targets among the asset classes for each AXA Strategic Allocation Series Portfolio.

Asset Class	AXA Defensive Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy
Percentage of Equities	20%	40%	50%	60%
Percentage of Fixed Income*	80%	60%	50%	40%

*	The target investment percentages for the fixed income class may include securities of both U.S. and foreign issuers.

Actual allocations can deviate from the amounts shown above by up to 15% for each asset class. Each AXA Strategic Allocation Series Portfolio also may deviate temporarily from its asset allocation targets for defensive purposes. In addition, each AXA Strategic Allocation Series Portfolio may deviate from its asset allocation targets as a result of appreciation or depreciation of the holdings of the Underlying Portfolios in which it invests. The AXA Strategic Allocation Series Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance each AXA Strategic Allocation Series Portfolio’s holdings periodically to bring the Portfolio’s asset allocation back into alignment with its asset allocation target. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio that holds securities of a particular asset class

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THE AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS AT A GLANCE (cont’d)

whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios that hold securities of a particular asset class whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios in which the AXA Strategic Allocation Series Portfolios currently may invest, the table below lists the Underlying Portfolios based on each Underlying Portfolio’s primary securities holdings. Each of the Underlying Portfolios is advised by AXA Equitable and may be sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, AXA Equitable’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with an AXA Strategic Allocation Series Portfolio, you will also indirectly bear the fees of the Underlying Portfolios which, with respect to the Underlying Portfolios, include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The AXA Strategic Allocation Series Portfolios will purchase Class IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

Equities	Fixed Income

EQ/Large Cap Value PLUS Portfolio

EQ/Large Cap Value Index Portfolio

EQ/AllianceBernstein Common Stock Portfolio

EQ/Equity 500 Index Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Small Company Index

EQ/Mid Cap Index Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/International ETF Portfolio

EQ/International Core PLUS Portfolio

EQ/Intermediate Government Bond Index Portfolio EQ/Quality Bond PLUS Portfolio EQ/Core Bond Index Portfolio EQ/Bond Index Portfolio

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in any of the AXA Strategic Allocation Series Portfolios bears both the expenses of the particular AXA Strategic Allocation Series Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Strategic Allocation Series Portfolio instead of in the AXA Strategic Allocation Series Portfolio itself. However, not all of the Underlying Portfolios of a Portfolio may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not, receive the asset allocation services provided by AXA Equitable.

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GOALS, STRATEGIES & RISKS

AXA DEFENSIVE STRATEGY PORTFOLIO

Investment Goal

Seeks a high level of current income.

Principal Investment Strategies

The Portfolio invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in Underlying Portfolios.

The target investment percentages for the fixed income asset class may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in

Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on                     , 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

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GOALS, STRATEGIES & RISKS

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

Investment Goal

Seeks current income and growth of capital, with a greater emphasis on current income.

Principal Investment Strategies

The Portfolio invests approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments through investments in Underlying Portfolios.

The target investment percentages for fixed income asset classes may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios and are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on                     , 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

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GOALS, STRATEGIES & RISKS

AXA BALANCED STRATEGY PORTFOLIO

Investment Goal

Seeks long-term capital appreciation and current income.

Principal Investment Strategies

The Portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios.

The target investment percentages fixed income asset class may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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•

Market Risk — The Underlying Portfolios’’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on                     , 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

8

GOALS, STRATEGIES & RISKS

AXA MODERATE GROWTH STRATEGY PORTFOLIO

Investment Goal

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Principal Investment Strategies

The Portfolio invests approximately 60% of its assets in equity investments and approximately 40% of its assets in fixed income investments through investments in Underlying Portfolios.

The target investment percentages for fixed income asset classes may include securities of both U.S. and foreign issuers. The fixed income asset class may include high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options in a particular asset class for the Portfolio. AXA Equitable may change the asset allocation targets, and the particular Underlying Portfolios in which the Portfolio invests.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the AXA Strategic Allocation Series Portfolio’s direct fees and expenses. The investments of each AXA Strategic Allocation Series Portfolio are concentrated in the Underlying Portfolios and, thus, each AXA Strategic Allocation Series Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the AXA Strategic Allocation Series Portfolios invest in Underlying Portfolios, each AXA Strategic Allocation Series Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the AXA Strategic Allocation Series Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the AXA Strategic Allocation Series Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the AXA Strategic Allocation Series Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Affiliated Portfolio Risk — In managing the AXA Strategic Allocation Series Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the AXA Strategic Allocation Series Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

9

•

Market Risk — The Underlying Portfolios’ share prices, and thus the share price of the AXA Strategic Allocation Series Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The Portfolio commenced operations on                     , 2009. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation one calendar year.

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MORE ABOUT INVESTMENT STRATEGIES & RISKS

Each AXA Strategic Allocation Series Portfolio follows a distinct set of investment strategies. To the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the Portfolio will be subject to the risks of investing in equity securities. To the extent an AXA Strategic Allocation Series Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

To the extent a Portfolio invests in an Underlying Portfolio that invests primarily in foreign securities, the performance of the Portfolio will be subject to the risks of investing in foreign securities.

The AXA Strategic Allocation Series Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an AXA Strategic Allocation Series Portfolio take this action, it may not achieve its investment objective. The AXA Strategic Allocation Series Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolios’ prospectus.

General Risks of Underlying Portfolios

Each of the Underlying Portfolios may be subject to certain general investment risks, as discussed below:

Adviser Selection Risk.  The risk that the process for selecting or replacing a sub-adviser (“Adviser”) for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk.  There is the risk that the returns from the types of securities in which an Underlying Portfolio invests will underperform the general securities market or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities market.

Investment Company Securities Risk.  A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies, including ETFs. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk.  When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk.  Some of the Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Underlying Portfolio and each is responsible for investing a specific allocated portion of

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

the Underlying Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Underlying Portfolio independently from the other Adviser(s), the same security may be held in different portions of a Underlying Portfolio, or may be acquired for one portion of an Underlying Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Underlying Portfolio.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Portfolio Management Risk.  The risk that the strategies used by the Underlying Portfolios’ Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk.  High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Risk.  The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk.  For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the its Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the loaned security. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Risks of Equity Investments

Each Portfolio may investment a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. As a general matter, the AXA Moderate Growth Strategy Portfolio and AXA Balanced Strategy Portfolio will be subject to the risks of investing in equity securities to a greater extent than the AXA Defensive Strategy Portfolio and AXA Conservative Growth Strategy Portfolio. The risks of investing in equity securities include:

Convertible Securities Risk.  Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk.  An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk.  To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk.  Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

ETFs Risk.  When an Underlying Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Underlying Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Underlying Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Underlying Portfolio. If that were to occur, the Underlying Portfolio might be forced to withdraw its investment from the ETF at a time that is unfavorable to the Underlying Portfolio. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted. ETFs are also subject to certain general risks, which are described in more detail in their Prospectus.

Focused Portfolio Risk.  Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolios net asset value.

Foreign Investing and Emerging Markets Risk.  The value of an Underlying Portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Index-Fund Risk.  An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk.  A portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk.  The adviser to an Underlying Portfolio may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

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Growth Investing Risk.  Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisers, regardless of movements in the securities market.

Value Investing Risk.  Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk.  Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk.  The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Small- and Mid-Capitalization Risk.  There may be an increased risk for portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Risks of Fixed Income Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

As a general matter, the AXA Defensive Strategy Portfolio and AXA Conservative Growth Strategy Portfolio will be subject to the risks of investing in fixed income securities to a greater extent than the AXA Moderate Growth Strategy Portfolio and AXA Balanced Strategy Portfolio. The risks of investing in fixed income securities include:

Credit/Default Risk.  The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness.

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Convertible Securities Risk.   Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk.  An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Index-Fund Risk.  An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Interest Rate Risk.  The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations inn value from interest rate changes. Changes in interest rates may have a significant effect on funds holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk.  Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by Standard & Poor’s Ratings Group (“S&P”) and Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity Risk.  The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Loan Participation Risk.  A portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Risks of Foreign Securities Investments

Each AXA Strategic Allocation Series Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in an AXA Strategic Allocation Series Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

The following is a more detailed description of the primary risks of investing in foreign securities.

Currency Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Depositary Receipts Risk.  American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio ETF may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk.  There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Investing Risk.  The value of a portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Geographic Risk.  The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk.  Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

Regulatory Risk.  Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk.  The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Liquidity Risk.  The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

The following is additional information regarding the AXA Strategic Allocation Series Portfolios. If you would like more information about the Underlying Portfolios, the Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

The Manager may add new underlying portfolios or replace existing underlying portfolios. The Manager’s selection of underlying portfolios may have a positive or negative impact on its revenues and/or profits.

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME
EQ/Intermediate Government Bond Index Portfolio	Seeks to track the performance of the Barclays Capital Intermediate Government Bond Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that comprise the Barclays Capital Intermediate Government Bond Index, which is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

•   Credit Risk

•   Derivatives Risk

•   ETF Risk

•   Fixed Income Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Turnover Risk

•   Zero Coupon Risk

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase, or unrated, fixed income securities that the Adviser determines to be of comparable quality.

•   Asset-Backed Securities Risk

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   ETF Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Index-Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed Securities Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

•   Zero coupon and Pay-in-Kind Securities Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Core Bond Index Portfolio	Seeks to achieve (before expenses) the total return performance of the Lehman Brothers U.S. Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Aggregate Bond Index.	Generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market including U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBs. The portfolio will be managed at all times duration neutral to the Lehman Aggregate Bond Index and overall sector and quality weightings also are closely replicated to the Index.

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Turnover Risk

EQ/Bond Index Portfolio	Seeks to achieve a total return before expenses that approximate the total return performance of the Barclays Capital Aggregate Bond Index including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index.	Generally will invest in a well-diversified portfolio that is representative of the domestic investment grade bond market, including U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. Further, the Portfolio will be managed at all times duration neutral to the Index and overall sector and quality weightings also are closely replicated to the Index, with individual security selection based upon criteria generated by the Adviser’s credit and research group, security availability, and the Adviser’s analysis of the impact on the Portfolio’s weightings.

•   Credit/Default Risk

•   Currency Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

EQUITIES
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Adviser believes are trading at a discount to their long term earnings power.

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Value Investing Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio will be constructed and maintained by utilizing a replication construction technique. The Portfolio typically will hold all 1000 securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index Fund Risk • Large Cap Company Risk • Market Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/AllianceBernstein Common Stock Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000 ® Index. Although the Portfolio is designed to track the U.S. stock market as a whole and invests in stocks in the Index, it generally will not invest in all 3,000 stocks in the Underlying Index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk • Market Risk • Small-Cap and Mid-Cap Company Risk
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return, before expenses, that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Core PLUS Portfolio	Seeks long-term growth of capital with a secondary objective to seek reasonable current income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

•    Convertible Securities Risk

•    Currency Risk

•    Equity Risk

•    ETF Risk

•    Foreign Securities and Emerging Markets Risk

•    Growth Investing Risk

•    Index Fund Risk

•    Large-Cap Company Risk

•    Multiple Adviser Risk

•    Portfolio Turnover Risk

•    Value Investing Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio will seek to hold all securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index Fund Risk • Large Cap Company Risk • Market Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies).

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Mid Cap Index Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P Mid Cap Index. The Portfolio holds each company in proportion to its market capitalization weight in the Index, although, in certain circumstances a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Index Fund Risk • Large-Cap Company Risk • Market Risk
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies).

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities and Emerging Markets Risk

•   Futures and Options Risk

•   Index Fund Risk

•   Mid-Cap Company Risk

•   Multiple Adviser Risk

•   Real Estate Risk

•   Value Investing Risk

20

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Invests in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Derivatives Risk

•   Equity Risk

•   European Economic Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Inactive Market Risk

•   Investment Company Risk

•   Investment Style risk

•   Issuer Risk

•   Large-Cap Company Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Leveraging Risk

•   Liquidity Risk

•   Management Risk

•   Market Risk

•   Net Asset Value Risk

•   Opportunity Risk

•   Passive Investment Risk

•   Portfolio Management Risk

•   Secondary Market Trading Risks

•   Security Risk

•   Small- and Mid-Cap Company Risk

•   Tracking Error Risk

•   Trading Risk

•   Underlying ETF Management Risk

•   Valuation Risk

EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in foreign equity securities. The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provides opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Small- and Mid-Cap Company Risk

21

FEES AND EXPENSES OF THE AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Strategic Allocation Series Portfolios. The tables below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the AXA Strategic Allocation Series Portfolios, reinvest dividends or exchange into other Portfolios.

Annual AXA Strategic Allocation Series Portfolios Operating Expenses

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

AXA Defensive Strategy Portfolio
	Class IA	Class IB
Management Fee	0.__%	0.__%
Distribution and/or Service (12b-1) Fees*	0.__%	0.__%
Other Expenses+	0.__%	0.__%
Acquired Fund Fees and Expenses (Underlying Portfolios)**,+	0.__%	0.__%
Total Operating Expenses	0.__%	0.__%
AXA Conservative Growth Strategy Portfolio
	Class IA	Class IB
Management Fee	0.__%	0.__%
Distribution and/or Service (12b-1) Fees*	0.__%	0.__%
Other Expenses+	0.__%	0.__%
Acquired Fund Fees and Expenses (Underlying Portfolios)**,+	0.__%	0.__%
Total Operating Expenses	0.__%	0.__%
AXA Balanced Strategy Portfolio
	Class IA	Class IB
Management Fee	0.__%	0.__%
Distribution and/or Service (12b-1) Fees*	0.__%	0.__%
Other Expenses+	0.__%	0.__%
Acquired Fund Fees and Expenses (Underlying Portfolios)**,+	0.__%	0.__%
Total Operating Expenses	0.__%	0.__%
AXA Moderate Growth Strategy Portfolio
	Class IA	Class IB
Management Fee	0.__%	0.__%
Distribution and/or Service (12b-1) Fees*	0.__%	0.__%
Other Expenses+	0.__%	0.__%
Acquired Fund Fees and Expenses (Underlying Portfolios)**,+	0.__%	0.__%
Total Operating Expenses	0.__%	0.__%
*	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
**	The Portfolio invests in shares of Underlying Portfolios. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its prorata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the Portfolio will be reduced by each Underlying Portfolio’s expenses.
+	Because the Portfolio has no operating history prior to the date of this prospectus, “Other Expenses” and “Acquired Fund Fees and Expenses (Underlying Portfolios)” are based on estimated amounts for the current fiscal period.

Example

This Example is intended to help you compare the direct and indirect costs of investing in each AXA Strategic Allocation Series Portfolio with the cost of investing in other investment options.

The example assumes that:

•	You invest $10,000 in an AXA Strategic Allocation Series Portfolio for the time periods indicated;

•	Your investment has a 5% return each year and

22

FEES AND EXPENSES OF THE AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS (cont’d)

•

The AXA Strategic Allocation Series Portfolio’s operating expenses remain the same, except that each AXA Strategic Allocation Series Portfolio’s total operating expenses (and the expenses of the Underlying Portfolios incurred indirectly) remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the AXA Strategic Allocation Series Portfolios. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios incurred indirectly by an AXA Strategic Allocation Series Portfolio will vary depending on, among other things, the AXA Strategic Allocation Series Portfolio’s allocation of assets among the Underlying Portfolios. Based on these assumptions your costs would be:

AXA Defensive Strategy Portfolio
	Class IA	Class IB
1 Year	$__	$__
3 Years	$__	$__
AXA Conservative Growth Strategy Portfolio
	Class IA	Class IB
1 Year	$__	$__
3 Years	$__	$__
AXA Balanced Strategy Portfolio
	Class IA	Class IB
1 Year	$__	$__
3 Years	$__	$__
AXA Moderate Growth Strategy Portfolio
	Class IA	Class IB
1 Year	$__	$__
3 Years	$__	$__

23

MANAGEMENT TEAM

The Manager

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each AXA Strategic Allocation Series Portfolio. AXA Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the AXA Strategic Allocation Series Portfolios. In addition to its managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for each AXA Strategic Allocation Series Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Strategic Allocation Series Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolio to be held by an AXA Strategic Allocation Series Portfolio. Percentage targets are established and Underlying Portfolios are identified using AXA Equitable’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each AXA Strategic Allocation Series Portfolio’s holdings as deemed necessary to bring the asset allocation of an AXA Strategic Allocation Series Portfolio back into alignment with its asset allocation range.

A committee of AXA FMG investment personnel manages each AXA Strategic Allocation Series Portfolio.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Equitable. Mr. Kozlowski has primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds. Mr. Kozlowski has had day-to-day portfolio management responsibilities for AXA Equitable’s funds of funds since 2003.
Xavier Poutas, CFA	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003 he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Crossings Allocation Portfolios.

Mr. Kozlowski serves as the lead manager of the committee with primary responsibility for day-to-day management of the AXA Strategic Allocation Series Portfolios. Mr. Poutas assists the lead portfolio manager with day-to-day management of the Portfolios, but does not have primary responsibility for managing the Portfolios. Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the AXA Strategic Allocation Series Portfolios is available in the Trust’s Statement of Additional Information.

A discussion of the basis of the decision by the Board to approve the investment management agreement with respect to AXA Equitable will be available in the Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Management Fees

Each AXA Strategic Allocation Series Portfolio pays a fee to AXA Equitable for management services at an annual rate of 0.10% of the average net assets of the Portfolio. AXA Equitable also provides administrative services to the Trust including, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each AXA Strategic Allocation Series Portfolio pays AXA Equitable a fee at an annual rate of $35,000 plus 0.15% of the AXA Strategic Allocation Series Portfolios’ total average net assets. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Strategic Allocation Series Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have an positive or negative effect on its revenues and/or profits.

24

PORTFOLIO SERVICES

Buying and Selling Shares

Each AXA Strategic Allocation Series Portfolio offers Class IA and Class IB shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Strategic Allocation Series Portfolios are not designed for professional market-timers, see the section entitled “Purchase Restrictions on Market-Timers.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The AXA Strategic Allocation Series Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., EQ/International Core PLUS Portfolio), the securities of small- and mid-capitalization companies (e.g., EQ/Mid Cap Value PLUS Portfolio, EQ/Small Company Index Portfolio) or high-yield securities, it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including any omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity.

25

PORTFOLIO SERVICES (cont’d)

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to Portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in their sole discretion and without further notice, change what they consider potentially disruptive transfer activity and their monitoring procedures and thresholds, as well as change their procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

26

PORTFOLIO SERVICES (cont’d)

The net asset value of portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a Portfolio or its designated agent

•

A Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios that may invest heavily in foreign securities which sometimes trade on days when a Portfolio’s shares are not priced.

Shares of the Underlying Portfolios held by the AXA Strategic Allocation Series Portfolios are valued at their net asset value. Generally other portfolio securities and other assets of the AXA Strategic Allocation Series Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Trust’s board of trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible

27

PORTFOLIO SERVICES (cont’d)

that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

Dividends and Other Distributions

Each AXA Strategic Allocation Series Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

Tax Consequences

Each AXA Strategic Allocation Series Portfolio is treated as a separate corporation, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if any Portfolio does have any federal tax liability, that could hurt its investment performance. Also, to the extent any portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes, that could reduce the investment performance of the portfolio.

It is important for each AXA Strategic Allocation Series Portfolio to maintain its regulated investment company status (and certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether those accounts, and therefore the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as the Investment Manager and the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Compensation to Securities Dealers

The AXA Strategic Allocation Series Portfolios are distributed by AXA Distributors, LLC, the distributor. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (formerly, the NASD). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the AXA Strategic Allocation Series Portfolios’ Class IB shares. Under the plan, Class IB shares are charged an annual fee to compensate the distributor for promoting, selling and servicing shares of the AXA Strategic Allocation SeriesPortfolios. The annual fee is equal to 0.25% of each portfolio’s average daily net assets. Because these distribution fees are paid out of each AXA Strategic Allocation Series Portfolio’s assets on an ongoing basis, over time these fees for Class IB shares will increase the cost of your investment and may cost you more than paying other types of sales charge

28

If you would like more information about the AXA Strategic Allocation Series Portfolios, the following document is available free upon request.

Statement of Additional Information (SAI) — Provides more detailed information about the AXA Strategic Allocation Series Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

To order a free copy of the AXA Strategic Allocation Series Portfolios’ SAI, contact your financial professional, or the AXA Strategic Allocation Series Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 866-231-8585

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require

Information about the AXA Strategic Allocation Series Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

AXA Strategic Allocation Series Portfolios

AXA Defensive Strategy Portfolio

AXA Conservative Growth Strategy Portfolio

AXA Balanced Strategy Portfolio

AXA Moderate Growth Strategy Portfolio

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust

EQ ADVISORS TRUSTSM

STATEMENT OF ADDITIONAL INFORMATION

                    , 2009

AXA Defensive Strategy Portfolio

AXA Conservative Growth Strategy Portfolio

AXA Balanced Strategy Portfolio

AXA Moderate Growth Strategy Portfolio

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the above referenced Portfolios of EQ Advisors Trust (“Trust”) dated [            , 2009], as it may be supplemented, which may be obtained without charge by calling AXA Equitable Life Insurance Company (“AXA Equitable”) toll-free at 1-877-222-2144 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

Strategic Allocation

(49041)

DESCRIPTION OF THE TRUST

EQ Advisors Trust is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 31, 1996 under the name “787 Trust.” The Trust changed its name to “EQ Advisors Trust” effective November 25, 1996. (See “Other Information.”)

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), currently serves as the investment manager for the Trust.

The Trust currently offers two classes of shares on behalf of sixty-eight (68) portfolios. This SAI contains information with respect to Class IA and Class IB shares of the four (4) Index Allocation Portfolios of the Trust listed below. The Board of Trustees is permitted to create additional portfolios. The assets of the Trust received for the issue or sale of shares of each of its portfolios and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to such portfolio, and constitute the assets of such portfolio. The assets of each portfolio of the Trust shall be charged with the liabilities and expenses attributable to such portfolio, except that liabilities and expenses may be allocated to a particular class of any portfolio. Any general expenses of the Trust shall be allocated between or among any one or more of its portfolios or classes.

AXA Strategic Allocation Series Portfolios
AXA Defensive Strategy Portfolio
AXA Conservative Growth Strategy Portfolio
AXA Balanced Strategy Portfolio
AXA Moderate Growth Strategy Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”).

Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to fees imposed under a distribution plan (“Class IB Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Both classes of shares are offered under the Trust’s multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust’s multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses”; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees under the plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Trust’s shares are currently sold only to: (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable and AXA Life and Annuity Company, as well as insurance company separate accounts of Integrity Life Insurance Company, National Integrity Life Insurance Company, American General Life Insurance Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with AXA Equitable; and (ii) The 401(k) Plan sponsored by AXA Equitable Life Insurance Company (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans.

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The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust’s shares to separate accounts of insurance companies that are unaffiliated with one another or the Equitable Plan or other tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various Contracts participating in the Trust through separate accounts or of Equitable Plan or other retirement plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan or other retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust’s Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts, the Equitable Plan and tax-qualified retirement plans and will take whatever remedial action may be necessary.

TRUST INVESTMENT POLICIES

Fundamental Restrictions

Each Portfolio has also adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of each Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio.

Set forth below are each of the fundamental restrictions adopted by each of the Portfolios. Certain non-fundamental operating policies are also described in this section because of their relevance to the fundamental restrictions adopted by the Portfolios.

Each Portfolio may not as a matter of fundamental policy:

(1)	Borrow money, except that:

a.

each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios’ respective investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolios’ respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law;

b.	as a matter of non-fundamental operating policy, no Portfolio will purchase additional securities when money borrowed exceeds 5% of its total assets;

c.	as a matter of non-fundamental operating policy, short sales and related borrowings are not considered to be subject to this restriction.

(2)	Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities;

(3)	Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio’s total assets would be invested in the securities of issuers having their principal business activities in the same industry. The United States, state or local governments, or related agencies or instrumentalities are not considered an industry. As a matter of operating policy, this restriction shall not apply to investments in securities of other investment companies. Industries are determined by reference to the classifications of industries set forth in each Portfolio’s semi-annual and annual reports;

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(4)	Make loans, except that:

a.

each Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio’s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. For purposes of this restriction, each Portfolio will treat purchases of loan participations and other direct indebtedness, including investments in syndicated loans and mortgages, as not subject to this limitation;

(5)	Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies;

a.	As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

(6)	Purchase a security if, as a result, with respect to 75% of the value of the Portfolio’s total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies);

(7)	Purchase or sell real estate, except that:

a.	each Portfolio may purchase securities of issuers which deal in real estate, securities which are directly or indirectly secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

(8)	Issue senior securities except in compliance with the 1940 Act. For purposes of this restriction, short sales permitted by non-fundamental restriction (6) below are not deemed to be a senior security; or

(9)	Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.

Non-Fundamental Restrictions

The following investment restrictions generally apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio’s shareholders.

Each Portfolio may not:

(1)	Purchase: (a) illiquid securities, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable), or (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Portfolio’s net assets would be invested in such securities. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid under procedures adopted by the Trust’s Board are not subject to the limitations set forth in this investment restriction.

(2)	Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

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(3)	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except in compliance with the 1940 Act. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies, short sales or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

(4)	Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that each Portfolio, to the extent consistent with its investment objectives and other investment policies, may (i) invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or (ii) hold mineral leases acquired as a result of its ownership of securities;

(5)	Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Portfolio’s Prospectus and SAI, as may be amended from time to time; or

(6)	Effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short.

INVESTMENT STRATEGIES AND RISKS

Each Portfolio intends to invest only in securities of other mutual funds managed by AXA Equitable (“Underlying Portfolios”) U.S. government securities and money market instruments as further described below.

The Portfolios operate under a “fund of funds” structure, investing in the Underlying Portfolios. In addition to the fees and expenses directly associated with the Portfolios, an investor in the Portfolios will also indirectly bear the fees and expenses of the Underlying Portfolios in which the Portfolios invest. For additional information about Underlying Portfolios that are series of the Trust, please see the Trust’s relevant May 1, 2008 Prospectus and Statement of Additional Information (1940 Act File No. 811-07953), as revised and supplemented.

The Portfolios invest in shares of Underlying Portfolios and each Portfolio’s performance is directly related to the ability of the Underlying Portfolios in which it invests to meet their respective investment objectives, as well as the Manager’s allocation among the Underlying Portfolios. Accordingly, each Portfolio’s investment performance will be influenced by the investment strategies of and risks and fees associated with the Underlying Portfolios in which it invests in direct proportion to the amount of assets the Portfolio allocates to the Underlying Portfolios utilizing such strategies.

The Trust, in reliance on Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”), is excluded from the status of Commodity Pool Operator (“CPO”). Thus, the Trust is not subject to registration or regulation as a CPO under the CEA.

Investment Company Securities.    The Portfolios intend to invest in open-end investment company securities. Except for so-called funds-of-funds like the Portfolios, the 1940 Act generally prohibits a portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. The Portfolios invest substantially all of their assets in the securities of other open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

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U.S. Government Securities.    The Portfolios may invest in U.S. Government securities. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

Portfolio Turnover.    The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Portfolio turnover may vary significantly from year to year due to a variety of factors, including fluctuating volume of shareholder purchase and redemption orders, market conditions or changes in the Manager’s investment outlook. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Portfolio and shareholders. A Portfolio’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Manager believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to safeguard against misuse of the Portfolios’ portfolio holdings information and to prevent the selective disclosure of such information. Each Portfolio will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Trust generally discloses top portfolio holdings (typically the Portfolios’ top ten holdings) on a monthly basis. All such information generally is released with a 30-day lag time, meaning top ten portfolio holdings information as of the end of the month generally is not released until the 30th day of the following month. This information is available upon request and on the Manager’s website at http://www.axa.com. Portfolio holdings information less than 30 days stale and all trade information is restricted, with the exceptions noted below, to employees responsible for fund administration, fund analysis and legal or compliance matters.

The Trust, through the Manager, may provide non-public portfolio holdings data to certain third-parties prior to the release of such information to the public as described above. The Manager currently has ongoing arrangements with certain third-party data services (Vestek), mutual fund evaluation services (Lipper Analytical Services and Morningstar) and consultants (Rocaton Investment Advisors, LLC and Standard & Poor’s Investment Advisory Services LLC). Each of these third parties receives portfolio holdings information at month ends, with the exception of Vestek, which receives such information daily and Rocaton which receives information on a quarterly basis. Each of these third parties is subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

In addition, current non-public portfolio holdings information may be provided as frequently as daily as part of the legitimate business activities of each Portfolio to the following service providers and other organizations: the Manager; the auditors; the custodian; the administrator; the transfer agent; counsel to the Portfolios or the non-interested trustees; regulatory authorities; pricing services (Pricing Direct, Interactive Data Corporation, J.J. Kenney, Loan Pricing Corporation, Muller Data Merrill Lynch, Bloomberg, Reuters, Mark-It Partners); peer analysis services (Mellon Analytics); performance review services (Evestment Alliance, Informais); back office services (iX Partners, Ltd., Sunguard Financial, Principal Global Investors, Mellon Financial, Bank of New York); research tool/quote system (Thomson);

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trade execution analysis (Plexus, Elkins McSherry, Abel Noser); data consolidator (Electra); trade order management services (ITG, Macgregor XIP, Charles River, TCS); books and records vendor (Checkfree); GIPS auditor (Vincent Performance Services); auditor (KPMG); marketing research services (Strategic Insights); portfolio analysis services (Barra TotalRisk System); commission tracking (Congent Consulting); accounting systems or services (Advent Software Eagle Investment Systems Corp., Portia); software vendors (CDS/Computer, The MacGregor Group, OMGEO LLC, Radianz); analytic services or tools (Investor Tools Perform, MSCI Barra, Inc., Saloman Analytics, Inc., Wilshire Analytics/Axiom, Wilshire (Compass)); legal services (Palmer & Dodge LLP); corporate actions and trade confirmation (Brown Brothers Harriman); OTC derivative products and portfolio holdings (State Street Investment Manager Solutions); ratings agencies (Standard & Poor’s, Moody’s); index provider (Frank Russell); consulting firms (Mercer, CRA RogersCasey, Macro Consulting); data provider (InvestorForce); broker-dealers who provide execution or research services to the Portfolios; broker-dealers who provide quotations that are used in pricing; financial printers (R.R. Donnelley); and proxy voting services (Institutional Shareholder Services). The entities to whom each Portfolio voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each Portfolio, are subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

On a case-by-case “need to know” basis, the Trust’s Chief Financial Officer or Vice President, subject to the approval of the Manager’s Funds Management Group unit’s (“FMG”) Legal and Compliance Group and the Trust’s Chief Compliance Officer, may approve the disclosure of additional portfolio holdings if such disclosure is in the best interests of Portfolio shareholders. In all cases, the approval of the release of non-public portfolio holdings information by FMG’s Legal and Compliance Group must be based on a determination that such disclosure is in the best interests of the Portfolios, that there is a legitimate business purpose for such disclosure and that the party receiving such information is subject to a duty to treat the information confidentially and the party receiving such information is subject to a duty to treat such information confidentially and a duty not to trade on such information. The Trust does not disclose its portfolio holdings to the media and will not release portfolio trades information.

FMG is responsible for administering the release of portfolio holdings information with respect to the Portfolios. Until particular portfolio holdings information has been released to the public, and except with regard to the third parties described above, no such information may be provided to any party without the approval of FMG’s Legal and Compliance Group, which approval is subject to the conditions described above. No compensation is received by the Trust, the Manager or any other person in connection with their disclosure of portfolio holdings information.

FMG’s Legal and Compliance Group and the Trust’s Chief Compliance Officer monitor and review any potential conflicts of interest between the Portfolios’ shareholders and the Manager, distributors and their affiliates that may arise from the potential release of portfolio holdings information. The Trust’s Board of Trustees approved this policy and determined that it is in the best interest of the Portfolios. The Board of Trustees oversees implementation of this policy and receives quarterly reports from the Trust’s Chief Compliance Officer regarding any violations or exceptions to this policy that were granted by FMG’s Legal and Compliance Group.

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MANAGEMENT OF THE TRUST

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years and other information, are shown below.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee, Chairman from September 2004 to present; Chief Executive Officer, President from December 2002 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s FMG; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	90	None
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (70)	Trustee	From March 2000 to present	Retired. 1996, Vice Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	68	None
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (62)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	68	From 1997 to present, Director, Old Mutual Advisor Funds II (18 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (7 portfolios).

*	Affiliated with the Manager and/or the Distributors.

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Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (77)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	68	From 2004 to present, Director, Miami Corporation; 1987 to present, Director of USG Corporation.
William M. Kearns, Jr c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (73)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm).	68	From 1975 to present, Director, from 2005 to present Lead Director Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present Director, United States Shipping Corp.
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (64)	Trustee	From March 1997 to present	From 2006 to present, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Counsel. From 1998 to 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	68	None
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From March 1997 to present	Retired. From 1997-2005, Consultant/Director and from 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	68	From 1997 to present, Director, LoJack Corporation.
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (55)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	68	None

**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

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Committees of the Board

The Trust has a standing Audit Committee consisting of all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”). The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and act as a liaison between the Trust’s independent accountants and the Board. To carry out its function, the Audit Committee, among other things, selects, retains or terminates the Trust’s independent accountants and evaluates their independence; meets with the Trust’s independent accountants as necessary to review and approve the arrangements for and scope of the audit and to discuss and consider any matters of concern relating to the Trust’s financial statements and the Trust’s financial reporting and controls; and approves the fees charged by the independent accountants for audit and non-audit services and, to the extent required by applicable law, any non-audit services proposed to be performed for the Trust by the independent accountants. The Audit Committee held three meetings during the fiscal year ended December 31, 2008.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee’s function is principally to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee held three meetings during the fiscal year ended December 31, 2008.

The Trust has a Valuation Committee consisting of Alwi Chan, Brian Walsh, Armando Capasso and James D. Kelly, and such other officers of the Trust and the Manager as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with the procedures adopted by the Board of Trustees.

Compensation of the Trustees

Effective October 1, 2008, each Trustee receives from the Trust an annual fee of $190,000 representing the payment of an annual retainer and all regular, committee and special meeting fees. The Board of Trustees currently holds (i) five regularly scheduled Board meetings; (ii) three regularly scheduled Audit Committee Meetings; and (iii) two regularly scheduled Nominating and Compensation Committee Meetings. The Board of Trustees may also hold special Board meetings and special meetings of its Audit Committee and Nominating and Compensation Committee throughout the year. A supplemental retainer of $30,000 per year is paid to the lead Independent Trustee. A retainer of $15,000 per year is paid to the Chair of the Audit Committee and a retainer of $7,500 is paid to the Chair of the Nominating and Compensation Committee.

Prior to that time, each Independent Trustee receives from the Trust an annual fee of $110,000 plus (i) an additional fee of $7,000 for each regularly scheduled Board meeting attended, (ii) $7,000 for each in-person special Board meeting attended, (iii) $1,000 for each telephone or committee meeting attended, (iv) $3,000 per Audit Committee Meeting attended, and (v) $1,000 per Nominating and Compensation Committee Meeting attended, plus reimbursement for expenses in attending in-person meetings. A supplemental retainer of $30,000 per year is paid to the lead Independent Trustee. A retainer of $15,000 per year is paid to the Chair of the Audit Committee and a retainer of $7,500 per year is paid to the Chair of the Nominating and Compensation Committee.

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Trustee Compensation Table

for the Year Ended December 31, 2008*

Trustee	Aggregate Compensation from the Trust		Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees**
Interested Trustees
Steven M. Joenk		$-0-	$-0-	$-0-		$-0-
Independent Trustees
Theodossios Athanassiades	$		$-0-	$-0-	$
Jettie M. Edwards	$		$-0-	$-0-	$
David W. Fox	$		$-0-	$-0-	$
William M. Kearns, Jr.	$		$-0-	$-0-	$
Christopher P.A. Komisarjevsky	$		$-0-	$-0-	$
Harvey Rosenthal	$		$-0-	$-0-	$
Gary S. Schpero	$		$-0-	$-0-	$

*	A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee. Messrs. Komisarjevsky and Athanassiades have elected to participate in the Trust’s deferred compensation plan. As of December 31, 2008, Mr. Komisarjevsky and Mr. Athanassiades had accrued $ and $ , respectively (including interest).
**	The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 68 funds of one trust in the fund complex.

As of the date of this SAI, no Independent Trustee or members of his or her immediate family beneficially owned or owned of record securities representing interests in the Manager or Distributors of the Portfolios, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Independent Trustee’s spouse, children residing in the Independent Trustee’s household and dependents of the Trustee. Furthermore, the Trustees of the Trust did not beneficially own shares of any portfolio of the Trust or of portfolios overseen in the same family of investment companies, except as set forth in the following table:

Trustee Ownership of Equity Securities

Name of Trustee	Dollar Range of Equity Securities in the Portfolios*	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen in Family of Investment Companies:
Interested Trustees
Steven M. Joenk

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Name of Trustee	Dollar Range of Equity Securities in the Portfolios*	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen in Family of Investment Companies:
Independent Trustees
Theodossios Athanassiades	None	None
Jettie M. Edwards	None	None
David W. Fox	None	None
William M. Kearns, Jr.	None	None
Christopher P.A. Komisarjevsky	None	None
Harvey Rosenthal	None	None
Gary S. Schpero	None	None

*	As of December 31, 2008.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) and/or AXA Distributors, LLC. (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee, Chairman from September 2004 to present, Chief Executive Officer, President from December 2002 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s FMG; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (53)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel, AXA Financial and AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (41)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007 Vice President and Controller of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (40)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director Prudential Investments.

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Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, a Director of Enterprise Capital Management, Inc.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable.
William MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President and Assistant Secretary	From September 2006 to present	From May 2007 to present, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley, Austin LLP.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President and Assistant Secretary	From December 2007 to present	From September 2007 to present, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer, Vice President and Anti-Money Laundering Compliance Officer	Chief Compliance Officer from May 2007, Vice President and Anti-Money Laundering Compliance Officer from November 2005 to Present	From November 2005 to May 2007, Vice President, AXA Financial and AXA Equitable; from March 2004 to September 2005, Vice President, AXA Financial and AXA Equitable and Chief Compliance Officer, AXA FMG.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Anti-Money Laundering Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (46)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

*	Each of the officers included in the table above holds similar positions with 1 other registered investment company in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.
**	Each officer is elected on an annual basis.

Control Persons and Principal Holders of Securities

The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to tax-qualified retirement plans. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 95% of the Trust’s shares as of                 , 2009. Shareholders owning 25% or more of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

As a “series” type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing separate classes of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.

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As of the date of this SAI, AXA Equitable and/or its affiliates owned all of each Portfolio’s outstanding voting securities. As of the same date, there were no other control persons or principal holders of securities of any Portfolio.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Manager

AXA Equitable, through its AXA Funds Management Group unit, currently serves as the investment manager for each Portfolio.

AXA Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of AXA Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Manager serves as the investment manager of the Portfolios pursuant to an Investment Management Agreement (the “Management Agreement”).

Subject always to the direction and control of the Trustees of the Trust, under the Management Agreement, the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs in which to invest and the appropriate allocations for each Portfolio; (iii) apprise the Trust of developments materially affecting the Portfolios; and (iv) carry out the directives of the Board of Trustees. In addition, the Manager will furnish to the Trust statistical information with respect to the investments that the Portfolios may hold or contemplate purchasing and furnish to third-party data reporting services all currently available standardized performance information and other customary data.

Under the Management Agreement, the Manager also is required to furnish to the Portfolios, at its own expense and without remuneration from or other cost to the Portfolios, the following:

•	Office space, all necessary office facilities and equipment.

•

Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions related to and to be performed under the Trust’s contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

•

Information and services, other than services of outside counsel or independent accountants, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

The Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates.

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The Management Agreement, with respect to each Portfolio, must be initially approved for a period of no more than two years from the date of its execution and may be continued annually thereafter (i) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio (or, with respect to its annual continuance, by the Trust’s Board of Trustees) and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees, including a majority of Independent Trustees, or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days’ written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days’ written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Portfolio pays a fee to the Manager as described below for the investment management services the Manager provides to that Portfolio. The Manager and the Trust have also entered into an expense limitation agreement with respect to the Portfolios as set forth in the Prospectus (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the net annual operating expenses (with certain exceptions as set forth in the Prospectus) of the Portfolio are limited to the extent described in the “Management Team-The Manager-Expense Limitation Agreement” section of the Prospectus.

Portfolio	Management Fee
AXA Defensive Strategy Portfolio	0.10% of average daily net assets
AXA Conservative Growth Strategy Portfolio	0.10% of average daily net assets
AXA Balanced Strategy Portfolio	0.10% of average daily net assets
AXA Moderate Growth Strategy Portfolio	0.10% of average daily net assets

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including without limitation: fees and expenses of its independent accountants and of legal counsel for itself and the Trust’s Independent Trustees; the costs of preparing, setting in type, printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. As discussed in greater detail below under “The Distributors,” the Class IB shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

The Portfolios are newly organized and had no operations of their own prior to the date of this SAI. Thus no information regarding the management fees paid by the Portfolios is included herein.

Personal Trading Policies

The Trust, the Manager and the Distributors each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Portfolio but prohibits fraudulent, misleading, deceptive or manipulative acts or conduct in connection with that personal investing. The Codes of Ethics of the Trust, AXA Equitable and the Distributors have been filed as exhibits to the Trust’s Registration Statement.

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The Administrator

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), AXA Equitable (“Administrator”) provides the Trust with necessary administrative services, as more fully described in the Prospectus. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, each Portfolio pays a fee at an annual rate of 0.15% of the Portfolio’s average daily net assets, plus $35,000. Pursuant to a sub-administration arrangement, the Manager has contracted with JPMorgan Investors Services Co. (“JPMorgan Services”) to provide the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

The Portfolios are newly organized and had no operations of their own prior to the date of this SAI. Thus, no information regarding the administrative fees paid by the funds is included herein.

The Distributors

The Trust has distribution agreements with AXA Advisors and AXA Distributors (each also referred to as a “Distributor,” and together “Distributors”), by which AXA Advisors and AXA Distributors serve as Distributors for the Trust’s Class IA shares and Class IB shares. AXA Advisors and AXA Distributors are each an indirect wholly owned subsidiary of AXA Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust’s distribution agreements with respect to the Class IA shares and Class IB shares of the Portfolios (“Distribution Agreements”) have been approved by the Trust’s Board of Trustees, including a majority of the Independent Trustees (as defined below), with respect to each Portfolio. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”) and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan (as defined below) or any such related agreement, by a vote cast in person at a meeting called for the purpose of voting on such Agreements and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust (as applicable).

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class IB shares of the Portfolios (“Class IB Distribution Plan”). Under the Class IB Distribution Plan, each Portfolio is authorized to pay the Distributors an annual distribution fee of up to 0.50% of each Portfolio’s average daily net assets attributable to Class IB shares. However, under the Distribution Agreements, payments to the Distributors under the Class IB Distribution Plan are limited to an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. There is no distribution plan with respect to Class IA shares and the Portfolios pay no distribution fees with respect to those shares.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Class IB Distribution Plan, including: (i) the nature and causes of the circumstances which make approval of the Class IB Distribution Plan necessary and appropriate; (ii) the way in which the Class IB Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the Trust; (v) the effect of the Class IB Distribution Plan on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the Trust. The Board noted that the overall distribution arrangements would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current Contract owners to make additional investments in the Portfolios and attracting new investors and assets to the Portfolios to the benefit of the Portfolios and their respective Contract owners, (2) facilitate distribution of the Portfolios’ shares and (3) maintain the

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competitive position of the Portfolios in relation to other Portfolios that have implemented or are seeking to implement similar distribution arrangements.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees with no direct or indirect financial interest in the Class IB Distribution Plan or any related agreements, unanimously determined, in the exercise of its reasonable business judgment, that the Class IB Distribution Plan is reasonably likely to benefit the Trust and the shareholders of the Portfolios. As such, the Trustees, including such Independent Trustees, approved the Class IB Distribution Plan with respect to the Portfolios.

Pursuant to the Class IB Distribution Plan, the Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Distributors on a monthly basis. A portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan’s renewal. The Distributors’ expenditures include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its portfolios, including the performance of the portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

AXA Equitable and the Distributors may use their respective past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Trust and/or support services that benefit Contract owners, including payments of significant amounts made to intermediaries that provide those services. These services may include sales personnel training, prospectus review, marketing and related services.

The Distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.

The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust with the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in

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effect for a period of more than one year only so long as such continuance is specifically approved at least annually by a vote of a majority of the Trust’s Board of Trustees, and a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Class IB Distribution Plan or Rule 12b-1 related agreement, cast in person at meeting called for the purpose of voting on such Plan or agreement. In addition, annual continuance of the Distribution Agreements must be approved by the Trust’s Board of Trustees or a majority of outstanding voting securities (as defined in the 1940 Act), and a majority of Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on the Distribution Agreements. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Class IB Distribution Plan or Rule 12b-1 related agreement. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of Class IB average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The Portfolios are newly organized and had no operations of their own prior to the date of this SAI. Thus, no information regarding the distribution fees or sales charges paid by the Portfolios is included here in.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The portfolios of the Trust are charged for securities brokers’ commissions, transfer taxes and similar fees relating to securities transactions. The Manager and sub-advisers (“Advisers”) of the portfolios, as appropriate, seek to obtain the best net price and execution on all orders placed for the portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

Investment company securities (including securities of the Underlying Portfolios, but not including securities of the Underlying ETFs) generally are purchased directly from the issuer. It is expected that other securities will ordinarily be purchased in the primary markets, whether over the counter or listed, and that listed securities may be purchased in the over the counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the portfolios may invest may be discounted for certain large domestic and foreign investors such as the portfolios. A number of foreign banks and brokers may be used for execution of each portfolio’s transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers of the portfolios may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Advisers. The research services include economic, market, industry and company research material.

The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager or Advisers, as appropriate, to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to a management agreement (“Directed Brokerage”). The Trustees review the levels of Directed Brokerage for each portfolio on a quarterly basis.

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Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”) and by policies adopted by the Trustees, the Manager and Advisers, as appropriate, may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Certain Advisers of the Underlying Portfolios may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide an Adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, Adviser’s other clients and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (formerly, the National Association of Securities Dealers, Inc.) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, confidentiality, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager or Adviser, as appropriate, for the benefit of all accounts for which the responsible party makes investment decisions. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. As such, research services paid for with the portfolios’ brokerage commissions may not benefit the portfolios, while research services paid for with the brokerage commissions of other clients may benefit the portfolios. The receipt of research services from brokers will tend to reduce the Manager’s and Advisers’ expenses in managing the portfolios.

The Portfolios are newly organized and had no operations of their own prior to the date of this SAI. Thus, no information regarding the brokerage commissions paid by the Portfolios is included herein.

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the Trust’s Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager, or its affiliates including Sanford C. Bernstein & Co., LLC (“Bernstein”), or Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager, Advisers or affiliates of such brokers, unless pursuant to an exemption from the SEC. The Trust relies on exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and

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brokerage transactions with a broker dealer affiliated with an Adviser to the same portfolio. The Trust has adopted procedures, prescribed by the 1940 Act and the rules thereunder, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of an Adviser to a portfolio for which that Adviser provides investment advice do not exceed the usual and customary broker’s commission. The Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, pursuant to certain securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.

The Portfolios are newly organized and had no operations of their own prior to the date of this SAI. Thus, no information regarding the brokerage commissions paid to affiliates is included herein.

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to AXA Equitable as its investment manager. With respect to the Portfolios, to the extent a proxy proposal is presented with respect to an Underlying Portfolio or Underlying ETF whether or not the proposal would present an issue as to which AXA Equitable, the Distributors or their affiliates could be deemed to have a conflict of interest, AXA Equitable will vote shares held by the Portfolios either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which the Underlying Portfolio’s or Underlying ETF’s other shareholders have voted. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “About us”: and click on “Proxy Voting Records”) and (2) on the SEC’s website at http://www.sec.gov.

PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares for cash or securities based on each Portfolio’s net asset value per share, which will be determined in the manner set forth below. Shares of a Portfolio will be issued to a shareholder upon receipt of such consideration.

The net asset value of the shares of each class of each Portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles and consistent with the 1940 Act:

•

The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that Portfolio. “General Items” include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust’s Board of Trustees considers fair and equitable.

•

The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily

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identifiable as belonging to any particular Portfolio which have been allocated as the Trust’s Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each “business day.” Normally, this would be at the close of regular trading on the New York Stock Exchange (“NYSE”) on days the NYSE is open for trading. This is normally 4:00 p.m. Eastern Time. The NYSE is closed on New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Underlying Portfolio and the Portfolios, as applicable, are valued as follows:

•

Stocks listed on national securities exchanges (including securities issued by ETFs) are valued at the last sale price or official closing price, or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the Nasdaq Stock Market will be valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid price estimated by a broker.

•

Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at most recent sales or bid price from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates. Because foreign securities sometimes trade on days when a portfolio’s shares are not priced, the value of the portfolio’s investment that includes such securities may change on days when shares of the portfolio cannot be purchased or redeemed.

•	U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

•

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

•

Short-term debt securities (including money market securities) that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

•

Convertible preferred stocks listed on national securities exchanges or included on the Nasdaq Stock Market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

•

Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

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•

Options are valued at their last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

•

Shares of the Underlying Portfolios held by the Portfolios, as well as shares of open end mutual funds (other than ETFs) held by an Underlying Portfolio, will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith under the direction of the Board of Trustees/Directors of the relevant Underlying Portfolio. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of trading market.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the calculations of net asset values for each applicable Underlying Portfolio when the event or circumstance may be deemed to materially affect such Underlying Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Underlying Portfolio’s Board of Trustees/Directors believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Underlying Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of an Underlying Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Underlying Portfolio’s net asset value by those traders.

When an Underlying Portfolio writes a call option, an amount equal to the premium received by the Underlying Portfolio is included in the Underlying Portfolio’s financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Underlying Portfolio enters into a closing purchase or sale transaction, the Underlying Portfolio realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Underlying Portfolio realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and the Advisers for the Portfolio or Underlying Portfolios, as applicable, may, from time to time, under the general supervision of the relevant Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Portfolios or Underlying Portfolios. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and the Advisers continuously monitor the performance of these services.

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Redemptions In Kind

The Trust’s organizational documents provide that it may redeem its shares in kind. The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Trust at the beginning of such period. If shares are redeemed through a distribution of assets of the Trust, the recipient would incur brokerage commissions upon the sale of such securities.

TAXATION

Each Portfolio is treated for federal tax purposes as a separate corporation. The Trust intends that each Portfolio will qualify each taxable year to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”). By doing so, the Portfolio will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”), defined below (“Income Requirement”); and (2) at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs (collectively, “Qualifying Assets”) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “Subchapter M Diversification Requirements”). For purposes of the Income Requirement, gross income is determined without regard to losses from the sale or other dispositions of stock, securities or those currencies. A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of dividends, interest, and other qualifying income for a RIC.

If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described in the following paragraphs, with the result that the Contracts supported by that account would no longer be eligible for tax deferral, and (3) all distributions out of the Portfolio’s earnings and profits, including distributions of net capital gain, would be taxable to its shareholders as dividends (i.e., ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rate for net capital gain  — a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to

23

corporations under certain circumstances. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Subchapter L of the Code requires that each separate account in which Contract premiums are invested be “adequately diversified” (as described in the next paragraph). If a Portfolio satisfies certain requirements regarding the types of shareholders it has and the availability of its shares, which each Portfolio intends to do, then such a separate account will be able to “look through” that Portfolio, and in effect treat the Portfolio’s assets as the account’s assets, for purposes of determining whether the account is diversified. Moreover, if an Underlying Portfolio (each of which is treated as a RIC) in which a Portfolio invests also satisfies those requirements, a separate account investing in that Portfolio will effectively treat the Underlying Portfolio’s assets as its own for those purposes.

Because the Trust is used to fund Contracts, each Portfolio must meet the diversification requirements imposed by Subchapter L on insurance company separate accounts (which are in addition to the Subchapter M Diversification Requirements) or those Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a Portfolio to meet the diversification requirements of Subchapter L, Treasury regulations require that no more than 55% of the total value of its assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Subchapter L provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Subchapter M Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are Qualifying Assets. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each quarter in which to cure any non-compliance.

Many technical rules govern the computation of investment company taxable income and net capital gain. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

An Underlying Portfolio that invests in foreign securities or currencies may be subject to foreign taxes that could reduce its investment performance.

Each Underlying Portfolio may invest in the stock of passive foreign investment companies (“PFICs”) if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income each taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an Underlying Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Underlying Portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Underlying Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If an Underlying Portfolio invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Underlying Portfolio will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement), even if the QEF does not distribute those earnings and gain to the Underlying Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Underlying Portfolio may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the

24

excess, if any, of the fair market value of a PFIC’s stock over an Underlying Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, an Underlying Portfolio also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Underlying Portfolio included in income for prior taxable years under the election. An Underlying Portfolio’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses an Underlying Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts an Underlying Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

An Underlying Portfolio may invest in certain futures and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — and certain foreign currency options and forward contracts with respect to which it makes a particular election — that will be subject to Section 1256 of the Code (“Section 1256 contracts). Any Section 1256 contracts an Underlying Portfolio holds at the end of each taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that an Underlying Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain) and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. An Underlying Portfolio may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle, which it clearly identifies in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain and thus increasing the amount of dividends that it must distribute.

An Underlying Portfolio that acquires zero coupon or other securities issued with original issue discount (“OID”) must include in its gross income the OID that accrues on those securities during the taxable year, even if it receives no corresponding payment on them during the year. Each Underlying Portfolio has elected or intends to elect similar treatment with respect to securities purchased at a discount from their face value (“market discount”). Because an Underlying Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID and market discount, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the Underlying Portfolio’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The Underlying Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

OTHER INFORMATION

Delaware Statutory Trust.    The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice

25

of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Portfolio’s property for all losses and expenses of any Portfolio shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations, a possibility that AXA Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

Classes of Shares.    Each Portfolio consists of Class IA shares and Class IB shares. A share of each class of a Portfolio represents an identical interest in that Portfolio’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a Portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class IA and Class IB shares will differ.

Voting Rights.    Shareholders of each Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law. In accordance with current laws, it is anticipated that an insurance company issuing a Contract that participates in a Portfolio will request voting instructions from Contract owners and will vote shares or other voting interests in the insurance company’s separate account in proportion to the voting instructions received. The Board of Trustees may, without shareholder approval unless such approval is required by applicable law, cause any one or more series or classes of the Trust to merge or consolidate with or into one or more other series or classes of the Trust, one or more other trusts, partnerships or corporations.

Shareholder Meetings.    The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

Class-Specific Expenses.    Each Portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

OTHER SERVICES

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017, serves as the Trust’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Trust.

Custodian

JPMorgan Chase Bank (“Chase”), 4 Chase MetroTech Center, Brooklyn, New York 11245 serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the Portfolios. Chase is

26

also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Transfer Agent

AXA Equitable serves as the transfer agent and dividend disbursing agent for the Trust. AXA Equitable receives no additional compensation for providing such services for the Trust.

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, serves as counsel to the Trust.

Sullivan & Worcester, LLP, 1666 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

Each Portfolio is newly organized and had no operations or financial information of its own prior to the date of this SAI.

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APPENDIX A

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

AXA Funds Management Group Unit (“Manager”)
Names of Portfolio Managers	Presented below for each portfolio manager is the number of other accounts of the Manager managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Other Accounts Managed with Respect to Which the Advisory Fee is Based on the Performance of the Account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA Defensive Strategy Portfolio (“Fund”)
Kenneth T. Kozlowski				N/A	0	N/A	0	N/A	0	N/A	0	N/A
AXA Conservative Growth Strategy Portfolio (“Fund”)
Kenneth T. Kozlowski			0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
AXA Balanced Strategy Portfolio (“Fund”)
Kenneth T. Kozlowski			0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
AXA Moderate Growth Strategy Portfolio (“Fund”)
Kenneth T. Kozlowski			0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Description of any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Manager has a greater financial incentive, such as a performance fee account. The Manager has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

The Funds and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Funds, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio manager of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of

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experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
AXA Defensive Strategy Portfolio
Kenneth T. Kozlowski	X
AXA Conservative Growth Strategy Portfolio
Kenneth T. Kozlowski	X
AXA Balanced Strategy Portfolio
Kenneth T. Kozlowski	X
AXA Moderate Growth Strategy Portfolio
Kenneth T. Kozlowski	X

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APPENDIX B

EQ ADVISORS TRUST

AMENDED AND RESTATED

PROXY VOTING POLICIES AND PROCEDURES

I.	TRUST’S POLICY STATEMENT

EQ Advisors Trust (“Trust”) is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best interests of the Trust. The following procedures have been established to implement the Trust’s proxy voting program.

II.	TRUST’S PROXY VOTING PROGRAM

AXA Equitable Life Insurance Company (“AXA Equitable”) serves as the investment manager of the Trust’s portfolios. AXA Equitable is responsible for the selection and ongoing monitoring of investment sub-advisers (the “Advisers”) who provide the day-to-day portfolio management for each portfolio. The Trust has delegated proxy voting responsibility with respect to each portfolio to AXA Equitable. Because AXA Equitable views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each sub-advised portfolio or sub-advised portion of a portfolio (“Sub-Advised Portion”) to the applicable Adviser, except as described in Section III below. The primary focus of the Trust’s proxy voting program as it relates to the sub-advised portfolios or Sub-Advised Portions, therefore, is to seek to ensure that the Advisers have adequate proxy voting policies and procedures in place and to monitor each Adviser’s proxy voting. These policies and procedures may be amended from time to time based on experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated, and need not be identical.

III.	AXA EQUITABLE’S PROXY VOTING POLICIES AND PROCEDURES

AXA Equitable provides the day-to-day portfolio management services to certain portfolios, or an allocated portion of a portfolio (“Allocated Portion”) of the Trust, each of which seek to achieve its investment objective by investing in other mutual funds managed by AXA Equitable (“Underlying Portfolios”) or by investing in exchange-traded funds (“Underlying ETFs”). As a result of this direct portfolio management by AXA Equitable, AXA Equitable is responsible for proxy voting for these portfolios or Allocated Portions. In light of the fact that the holdings of the portfolios or Allocated Portions managed by AXA Equitable are Underlying Portfolios or Underlying ETFs, AXA Equitable has determined it to be appropriate to vote the portfolios’ or Allocated Portions’ shares in these securities either for or against approval of a proposal, or as an abstention, in the same proportion as the vote of all other securities holders of the applicable Underlying Portfolio or Underlying ETF (whether or not the proposal presents an issue as to which AXA Equitable or its affiliates could be deemed to have a conflict of interest). These policies and procedures may be amended from time to time.

IV.	AXA EQUITABLE’S DUE DILIGENCE AND COMPLIANCE PROGRAM

As part of its ongoing due diligence and compliance responsibilities, with respect to the sub-advised portfolios or Sub-Advised Portions, AXA Equitable will seek to ensure that each Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. AXA Equitable will review each Adviser’s proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Adviser to manage a portfolio or Sub-Advised Portion and on at least an annual basis thereafter.

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V.	ADVISERS’ PROXY VOTING POLICIES AND PROCEDURES

Each Adviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

A.	Written Policies and Procedures: The Adviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust and AXA Equitable, upon request, copies of such policies and procedures.

B.	Fiduciary Duty: The Adviser’s policies and procedures must be reasonably designed to ensure that the Adviser votes client securities in the best interest of its clients.

C.	Conflicts of Interest: The Adviser’s policies and procedures must include appropriate procedures to identify and resolve as necessary, before voting client proxies, all material proxy-related conflicts of interest between the Adviser (including its affiliates) and its clients.

D.	Voting Guidelines: The Adviser’s policies and procedures must address with reasonable specificity how the Adviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

E.	Monitoring Proxy Voting: The Adviser must have a system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

F.	Record Retention and Inspection: The Adviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Adviser must provide to the Trust and AXA Equitable such information and records with respect to proxies relating to the Trust’s portfolio securities as required by law and as the Trust or AXA Equitable may reasonably request.

VI.	DISCLOSURE OF TRUST’S PROXY VOTING POLICIES AND PROCEDURES AND VOTING RECORD

AXA Equitable, on behalf of the Trust, will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. AXA Equitable (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that its actual proxy voting record and the actual proxy voting record of the Advisers with respect to the Trust’s portfolio securities are collected, processed, filed with the Securities and Exchange Commission and made available to the Trust’s shareholders as required by applicable laws and regulations.

VII.	REPORTS TO TRUST’S BOARD OF TRUSTEES

AXA Equitable will periodically (but no less frequently than annually) report to the Board of Trustees with respect to the Trust’s implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Advisers with respect to the sub-advised portfolios’ and Sub-Advised Portions’ portfolio securities and any other information requested by the Board of Trustees.

Adopted as of: August 6, 2003

Amended as of July 11, 2007

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PART C: OTHER INFORMATION

Item 23.	Exhibits

(a)(1)	Agreement and Declaration of Trust.[1]

(a)(2)	Amended and Restated Agreement and Declaration of Trust.[2]

(a)(2)(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.[17]

(a)(2)(ii)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.[23]

(a)(3)	Certificate of Trust.[1]

(a)(4)	Certificate of Amendment to the Certificate of Trust.[2]

(b)(1)(i)	By-Laws.[1]

(c)(1)(ii)	None, other than Exhibits (a)(2) and (b)(1)(i).

(d)	Investment Advisory Contracts

(d)(1)(i)	Investment Management Agreement between EQ Advisors Trust (“Trust”) and EQ Financial Consultants, Inc. (“EQFC”) dated April 14, 1997.[4]

(d)(1)(ii)	Amendment No. 1, dated December 9, 1997, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.[7]

(d)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.[11]

(d)(1)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.[11]

(d)(1)(v)	Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.[12]

(d)(1)(vi)	Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and AXA Equitable Life Insurance Co. (formerly known as The Equitable Life Assurance Society of the United States) (“AXA Equitable”). [15]

(d)(1)(vii)	Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[17]

(d)(1)(viii)	Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[20]

(d)(1)(ix)	Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[23]

(d)(1)(x)	Amendment No. 4, dated as of May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[26]

(d)(1)(xi)	Investment Management Agreement dated April 1, 2004 between the Trust and AXA Equitable with respect to the EQ/Enterprise Capital Appreciation Portfolio, EQ/Enterprise Deep Value Portfolio, EQ/MONY Equity Growth Portfolio, EQ/Enterprise Equity Income Portfolio, EQ/MONY Equity Income Portfolio, EQ/Enterprise Equity Portfolio, EQ/Enterprise Global Socially Responsive Portfolio, EQ/Enterprise Growth and Income Portfolio, EQ/Enterprise Growth Portfolio, EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Enterprise Multi-Cap Growth Portfolio, EQ/Enterprise Small Company Growth Portfolio, EQ/Enterprise Small Company Value Portfolio, EQ/Enterprise International Growth Portfolio, EQ/MONY Government Securities Portfolio, EQ/Enterprise High-Yield Bond Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/Enterprise Total Return Portfolio, EQ/MONY Diversified Portfolio and EQ/Enterprise Managed Portfolio (collectively, the “MONY Portfolios”).[34]

(d)(1)(xii)	Amendment No. 5 dated July 8, 2004 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[31]

(d)(1)(xiii)	Amendment No. 6 dated October 25, 2004 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[31]

(d)(1)(xiv)	Amendment No. 7 dated May 1, 2005 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[33]

(d)(1)(xv)	Amendment No. 1 dated as of September 9, 2005 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios.[36]

(d)(1)(xvi)	Amendment No. 8 dated September 30, 2005 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [37]

(d)(1)(xvii)	Amendment No. 2 dated January 1, 2006, to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. [38]

(d)(1)(xviii)	Amendment No. 9 dated August 1, 2006 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [41]

(d)(1)(xix)	Amendment No. 3 dated August 1, 2006 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. [41]

(d)(1)(xx)	Amendment No. 10 dated May 1, 2007 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [45]

(d)(1)(xxi)	Investment Management Agreement dated May 1, 2007 between the Trust and AXA Equitable with respect to the EQ/Franklin Templeton Founding Strategy Portfolio. [45]

(d)(1)(xxii)	Amendment No. 11 dated July 11, 2007 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [46]

(d)(1)(xxiii)	Amendment No. 4 dated July 11, 2007 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. [46]

(d)(1)(xxiv)	Amendment No. 1 dated January 1, 2008 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2007. [47]

(d)(1)(xxv)	Amendment No. 12 dated May 1, 2008 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. (to be filed by amendment)

(d)(1)(xxvi)	Form of Amendment No. 1 dated ___________, 2009 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2007. (filed herewith)

(d)(2)	Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.[4]

(d)(3)	Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.[4]

(d)(3)(i)	Investment Advisory Agreement between AXA Equitable and T. Rowe Price International, Inc. dated August 8, 2000.[17]

(d)(3)(ii)	Investment Advisory Agreement between AXA Equitable and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the EQ/T. Rowe Price Growth Stock Portfolio dated July 2, 2007. [48]

(d)(3)(iii)	Amendment No. 1 dated November 27, 2007 to the Investment Advisory Agreement between AXA Equitable and T. Rowe Price dated July 2, 2007. [48]

(d)(4)	Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. dated April 28, 1997.[4]

(d)(4)(i)	Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between AXA Equitable and Putnam Investment Management, Inc. dated April 28, 1997.[20]

(d)(4)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Putnam Investment Management, Inc. dated August 1, 2002.[23]

(d)(4)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Putnam Investment Management, LLC (“Putnam”) dated July 31, 2003.[26]

(d)(4)(iv)	Amendment No. 1, dated as of December 12, 2003, to Investment Advisory Agreement between AXA Equitable and Putnam dated July 31, 2003.[26]

(d)(5)(i)	Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company (“MFS”) dated April 1997.[4]

(d)(5)(ii)	Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.[11]

(d)(5)(iii)	Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between AXA Equitable and MFS dated April 1997.[14]

(d)(5)(iv)	Amended and Restated Investment Advisory Agreement between AXA Equitable and MFS (dba MFS Investment Management) (“MFSIM”) dated July 10, 2002.[23]

(d)(5)(v)	Amendment No. 1 dated November 22, 2002, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated July 10, 2002.[23]

(d)(5)(vi)	Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated July 10, 2002.[26]

(d)(5)(vii)	Amendment No. 3, dated July 25, 2005 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated July 10, 2002. [38]

(d)(5)(viii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated as of August 1, 2006. [44]

(d)(5)(ix)	Amendment No. 1, dated May 25, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated as of August 1, 2006. [48]

(d)(6)	Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. (“Morgan Stanley”) dated April 1997.[4]

(d)(6)(i)	Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between AXA Equitable and Morgan Stanley dated April 1997.[20]

(d)(6)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Morgan Stanley Investment Management (“MSIM”) dated July 10, 2002.[23]

(d)(6)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated July 31, 2003.[26]

(d)(6)(iv)	Amendment No. 1 dated May 1, 2005, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated July 31, 2003. [38]

(d)(6)(v)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated August 1, 2006. [44]

(d)(6)(vi)	Amendment No. 1 dated July 2, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated August 1, 2006. [48]

(d)(7)	Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.[4]

(d)(7)(i)	Investment Advisory Agreement between EQFC and Fund Asset Management (“FAM”) dated May 1, 2000.[17]

(d)(7)(ii)	Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000.[20]

(d)(7)(iii)	Amendment No. 2 dated as of December 6, 2001, to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000.[21]

(d)(7)(iv)	Amendment No. 3, dated as of August 18, 2003, to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000.[26]

(d)(7)(v)	Investment Advisory Agreement between AXA Equitable and Merrill Lynch Investment Managers International Limited dated December 12, 2003 with respect to the EQ/Mercury International Value Portfolio.[26]

(d)(7)(vi)	Amendment No. 4 dated as of December 2, 2005 to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000. [44]

(d)(7)(vii)	Amendment No. 5 dated as of August 24, 2006 to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000. [44]

(d)(8)	Investment Advisory Agreement between EQFC and Lazard Frères & Co. LLC (“Lazard”) dated December 9, 1997.[7]

(d)(8)(i)	Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between AXA Equitable and Lazard dated December 9, 1997.[20]

(d)(8)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Lazard (dba Lazard Asset Management) dated July 10, 2002.[23]

(d)(8)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Lazard Asset Management LLC (“Lazard”) dated July 31, 2003.[26]

(d)(8)(iv)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Lazard dated August 18, 2003.[26]

(d)(8)(v)	Investment Advisory Agreement between AXA Equitable and Lazard dated May 5, 2005. [44]

(d)(9)	Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management, Inc. (“J. P. Morgan”) dated December 9, 1997.[7]

(d)(9)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated July 10, 2002.[23]

(d)(9)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated July 31, 2003.[26]

(d)(9)(iii)	Amendment No. 1, dated December 13, 2004 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated July 31, 2003.[32]

(d)(9)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated August 1, 2006. [44]

(d)(10)	Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC dated as of July 1, 1999.[12]

(d)(11)	Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp. dated as of December 31, 1998.[11]

(d)(11)(i)	Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between AXA Equitable and Evergreen Asset Management Corp. dated as of December 31, 1998.[21]

(d)(11)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen Investment Management Company (“Evergreen”) dated as of July 31, 2003.[26]

(d)(11)(iii)	Amendment No. 1 dated September 30, 2005, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen dated as of July 31, 2003. [38]

(d)(11)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen dated August 1, 2006. [44]

(d)(11)(v)	Amendment No. 1 dated May 1, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen dated August 1, 2006. [45]

(d)(11)(vi)	Investment Advisory Agreement dated May 1, 2007 between AXA Equitable, Evergreen and First International Advisors, LLC d/b/a Evergreen International Advisors (“Evergreen International”) [45]

(d)(12)(i)	Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. (“Alliance”) dated as of May 1, 1999.[11]

(d)(12)(ii)	Amendment No. 1, dated as of October 18, 1999, to Investment Advisory Agreement by and between EQFC and Alliance dated as of May 1, 1999.[14]

(d)(12)(iii)	Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement by and between AXA Equitable and Alliance dated as of May 1, 1999.[15]

(d)(12)(iv)	Amendment No. 3, dated as of March 1, 2001, to Investment Advisory Agreement by and between AXA Equitable and Alliance dated as of May 1, 1999.[20]

(d)(12)(v)	Amendment No. 4, dated as of May 21, 2001, to Investment Advisory Agreement by and between AXA Equitable and Alliance dated May 1, 1999.[20]

(d)(12)(vi)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated as of December 5, 2001.[21]

(d)(12)(vii)	Amendment No. 1 dated November 22, 2002 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001.[23]

(d)(12)(viii)	Interim Investment Advisory Agreement dated January 2, 2003 between AXA Equitable and Alliance with respect to EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio dated January 2, 2003.[23]

(d)(12)(ix)	Investment Advisory Agreement between AXA Equitable and Alliance dated May 1, 2003 with respect to the EQ/Small Company Index Portfolio.[26]

(d)(12)(ix)(a)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated August 1, 2006, with respect to the EQ/Small Company Index Portfolio. [44]

(d)(12)(x)	Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001.[26]

(d)(12)(xi)	Amendment No. 3, dated December 12, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001.[26]

(d)(12)(xii)	Amendment No. 4 dated June 16, 2005, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001. [44]

(d)(12)(xiii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein L.P. (“AllianceBernstein”) dated as of August 1, 2006. [44]

(d)(12)(xiv)	Amendment No. 1 dated June 22, 2007, to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006. [48]

(d)(12)(xv)	Amendment No. 2 dated August 17, 2007, to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006. [48]

(d)(13)	Investment Advisory Agreement between EQFC and Capital Guardian Trust Company (“Capital Guardian”) dated as of May 1, 1999.[11]

(d)(13)(i)	Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between AXA Equitable and Capital Guardian dated May 1, 1999.[15]

(d)(13)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated November 22, 2002.[23]

(d)(13)(iii)	Amendment No. 1, dated as of August 18, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of November 22, 2002.[26]

(d)(13)(iv)	Form of Amendment No. 2, dated as of July 1, 2004, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of November 22, 2002.[33]

(d)(13)(v)	Amendment No. 3 dated December 13, 2004 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of November 22, 2002.[32]

(d)(13)(vi)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006. [44]

(d)(13)(vii)	Amendment No. 1, dated May 25, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006. [48]

(d)(13)(viii)	Amendment No. 2, dated July 6, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006. [48]

(d)(14)	Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc. (“Calvert”) dated as of August 30, 1999.[12]

(d)(14)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert dated July 10, 2002.[23]

(d)(14)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert dated as of July 31, 2003.[26]

(d)(14)(iii)	Amendment No. 1, dated June 13, 2005 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert dated July 31, 2003.[36]

(d)(14)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert, dated as of August 1, 2006. [44]

(d)(15)	Investment Advisory Agreement between EQFC and Brown Capital Management (“Brown”) dated as of August 30, 1999.[12]

(d)(15)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Brown dated as of July 10, 2002.[23]

(d)(15)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Brown dated as of July 31, 2003.[26]

(d)(16)	Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.[7]

(d)(16)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Deutsche Asset Management, Inc. (“Deutsche”) dated as of July 10, 2002.[23]

(d)(17)	Investment Advisory Agreement among AXA Equitable, Prudential Investments Fund Management LLC (“Prudential Investments”) and Jennison Associates LLC (“Jennison”) dated as of May 12, 2000.[16]

(d)(17)(i)	Investment Advisory Agreement between AXA Equitable and Jennison dated as of July 10, 2002.[23]

(d)(18)	Investment Advisory Agreement between AXA Equitable and American Express Financial Corporation (“American Express”) dated as of September 1, 2000.[17]

(d)(19)	Investment Advisory Agreement between AXA Equitable and Fidelity Management & Research Company (“Fidelity”) dated as of July 24, 2000.[17]

(d)(19)(i)	Amendment No. 1 dated as of November 1, 2002, to Investment Advisory Agreement between AXA Equitable and Fidelity dated July 24, 2000.[23]

(d)(19)(ii)	Amendment No. 2 dated as of March 1, 2004 to Investment Advisory Agreement between AXA Equitable and Fidelity dated July 24, 2000.[27]

(d)(19)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Fidelity, dated as of August 1, 2006. [44]

(d)(19)(iv)	Amendment No. 1, dated May 17, 2007 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Fidelity, dated as of August 1, 2006. [48]

(d)(20)	Investment Advisory Agreement between AXA Equitable and Janus Capital Corporation dated as of September 1, 2000.[17]

(d)(20)(i)	Amendment No. 1 dated as of January 2, 2002 to Investment Advisory Agreement between AXA Equitable and Janus Capital Corporation dated as of September 1, 2000.[21]

(d)(20)(ii)	Investment Advisory Agreement between AXA Equitable and Janus Capital Management LLC (“Janus”) dated as of April 3, 2002.[22]

(d)(20)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus, dated August 1, 2006. [44]

(d)(20)(iv)	Amendment No. 1, dated June 22, 2007 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus, dated August 1, 2006. [48]

(d)(21)	Investment Advisory Agreement between AXA Equitable and Provident Investment Counsel (“Provident”) dated as of February 1, 2001.[18]

(d)(22)	Investment Advisory Agreement between AXA Equitable and Marsico Capital Management, LLC, (“Marsico”) dated as of February 1, 2001.[18]

(d)(22)(i)	Amendment No. 1, dated as of September 1, 2001, to the Investment Advisory Agreement between AXA Equitable and Marsico dated as of February 1, 2001.[20]

(d)(22)(ii)	Amendment No. 2, dated as of August 18, 2003, to the Investment Advisory Agreement between AXA Equitable and Marsico dated September 1, 2001.[26]

(d)(22)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated July 9, 2004.[31]

(d)(22)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated August 1, 2006. [44]

(d)(22)(v)	Investment Advisory Agreement between AXA Equitable and Marsico on behalf of MarketPLUS Large Cap Growth Portfolio dated May 25, 2007. [48]

(d)(22)(vi)	Amendment No. 1, dated November 8, 2007, to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated August 1, 2006. [48]

(d)(22)(vii)	Amendment No. 1, dated November 8, 2007, to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of MarketPLUS Large Cap Growth Portfolio dated May 25, 2007. [48]

(d)(22)(viii)	Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Marsico Focus Portfolio dated December 14, 2007. [48]

(d)(22)(ix)	Investment Advisory Agreement between AXA Equitable and Marsico on behalf of MarketPLUS Large Cap Growth Portfolio dated December 14, 2007. [48]

(d)(22)(x)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Marsico Focus Portfolio dated December 14, 2007. (to be filed by amendment)

(d)(22)(xi)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Large Cap Growth PLUS Portfolio (formerly MarketPLUS Large Cap Growth Portfolio) dated December 14, 2007. (to be filed by amendment)

(d)(23)	Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated July 15, 2002.[23]

(d)(23)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated July 9, 2004.[31]

(d)(23)(ii)	Amendment No. 1 dated December 1, 2005 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated July 9, 2004. [38]

(d)(23)(iii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO, dated August 1, 2006. [44]

(d)(24)	Investment Advisory Agreement between AXA Equitable and Dresdner RCM Global Investors LLC (“RCM”) dated December 12, 2003.[26]

(d)(25)	Investment Advisory Agreement between AXA Equitable and Firsthand Capital Management, Inc. (“Firsthand”) dated December 12, 2003.[26]

(d)(26)	Investment Advisory Agreement between AXA Equitable and Wellington Management Company, LLP (“Wellington Management”) dated December 12, 2003.[26]

(d)(26)(ii)	Investment Advisory Agreement between AXA Equitable and Wellington Management dated July 9, 2004.[31]

(d)(26)(iii)	Investment Advisory Agreement between AXA Equitable and Wellington Management dated May 25, 2007. [48]

(d)(26)(iv)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wellington Management dated May 25, 2007. (to be filed by amendment)

(d)(27)	Investment Advisory Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated July 9, 2004.[31]

(d)(27)(i)	Amendment No. 1 dated as of December 1, 2004, to the Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated July 9, 2004. [38]

(d)(27)(ii)	Amendment No. 2 dated as of June 16, 2005 to the Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated as of July 9, 2004. [38]

(d)(27)(iii)	Amendment No. 3 dated as of September 9, 2005 to the Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated July 9, 2004. [38]

(d)(27)(iv)	Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated December 2, 2005. [38]

(d)(27)(v)	Investment Advisory Agreement between AXA Equitable and Boston Advisors, LLC (“Boston Advisors”) dated April 1, 2006. [44]

(d)(28)	Investment Advisory Agreement between AXA Equitable and Caywood-Scholl Capital Management (“Caywood-Scholl”) dated July 9, 2004.[31]

(d)(28)(i)	Amendment No. 1, dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and Caywood-Scholl dated July 9, 2004. [38]

(d)(28)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Caywood-Scholl, dated as of August 1, 2006. [44]

(d)(29)	Investment Advisory Agreement between AXA Equitable and Fred Alger Management, Inc. (“Alger Management”) dated July 9, 2004.[31]

(d)(30)	Investment Advisory Agreement between AXA Equitable and GAMCO Investors, Inc. (“GAMCO”) dated July 9, 2004.[31]

(d)(30)(i)	Amendment No. 1 dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and GAMCO dated July 9, 2004. [38]

(d)(30)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and GAMCO Asset Management, Inc. (“GAMCO”) dated August 2, 2006. [44]

(d)(31)	Investment Advisory Agreement between AXA Equitable and MONY Capital, Inc. (“MONY Capital”) dated July 9, 2004.[31]

(d)(32)	Investment Advisory Agreement between AXA Equitable and Montag & Caldwell, Inc. (“Montag”) dated July 9, 2004.[31]

(d)(32)(i)	Amendment No. 1 dated as of December 13, 2004 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Montag dated July 9, 2004.[32]

(d)(32)(ii)	Amendment No. 2 dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and Montag dated July 9, 2004. [48]

(d)(32)(iii)	Investment Advisory Agreement between AXA Equitable and Montag dated October 24, 2007. [48]

(d)(32)(iv)	Investment Advisory Agreement between AXA Equitable and Montag dated March 31, 2008. [49]

(d)(33)	Investment Advisory Agreement between AXA Equitable and Rockefeller & Co., Inc. (“Rockefeller”) dated July 9, 2004.[31]

(d)(34)	Investment Advisory Agreement between AXA Equitable and SSgA Funds Management, Inc. (“SSgA Funds Management”) dated July 9, 2004.[31]

(d)(35)	Investment Advisory Agreement between AXA Equitable and TCW Investment Management Company (“TCW”) dated July 9, 2004.[31]

(d)(35)(i)	Amendment No. 1 dated December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and TCW dated July 9, 2004. [38]

(d)(35)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and TCW, dated August 1, 2006. [44]

(d)(36)	Investment Advisory Agreement between AXA Equitable and UBS Global Asset Management (Americas) Inc. (“UBS”) dated July 9, 2004.[31]

(d)(36)(i)	Amendment No. 1 dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and UBS dated July 9, 2004. [38]

(d)(36)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and UBS dated August 1, 2006. [44]

(d)(37)	Investment Advisory Agreement between AXA Equitable and William D. Witter, Inc. (“William Witter”) dated July 9, 2004.[31]

(d)(38)	Investment Advisory Agreement between AXA Equitable Life Insurance Company (“AXA Equitable”) and Wells Capital Management (“Wells Capital”) dated October 1, 2004.[31]

(d)(38)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Wells Capital, dated August 1, 2006. [44]

(d)(38)(ii)	Amendment No. 1 dated as of December 1, 2006, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Wells Capital, dated August 1, 2006. [44]

(d)(38)(iii)	Amendment No. 2 dated as of May 25, 2007, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Wells Capital, dated August 1, 2006. [48]

(d)(39)	Investment Advisory Agreement between AXA Equitable and Bear Stearns Asset Management, Inc. (“Bear Stearns”) dated December 13, 2004.[32]

(d)(39)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Bear Stearns dated August 1, 2006. [44]

(d)(40)	Investment Advisory Agreement between AXA Equitable and Lord, Abbett & Co. LLC (“Lord Abbett”) dated May 1, 2005.[34]

(d)(41)	Investment Advisory Agreement between AXA Equitable and The Dreyfus Corporation (“Dreyfus”) dated June 16, 2005.[36]

(d)(41)(i)	Amendment No. 1, dated June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Dreyfus dated June 16, 2005. [48]

(d)(42)	Investment Advisory Agreement between AXA Equitable and Bridgeway Capital Management, Inc. (“Bridgeway”) dated June 13, 2005.[36]

(d)(42)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Bridgeway dated as of August 1, 2006. [44]

(d)(43)	Investment Advisory Agreement between AXA Equitable and Ariel Capital Management, LLC (“Ariel”) dated September 30, 2005. [38]

(d)(44)	Investment Advisory Agreement between AXA Equitable and Legg Mason Funds Management, Inc. (“Legg Mason”) dated September 30, 2005. [38]

(d)(45)	Investment Advisory Agreement between AXA Equitable and AXA Rosenberg Investment Management, LLC (“AXA Rosenberg”) dated August 1, 2006. [44]

(d)(46)	Investment Advisory Agreement between AXA Equitable and Davis Selected Advisers, L.P. (“Davis”) dated August 1, 2006. [41]

(d)(47)	Investment Advisory Agreement between AXA Equitable and Franklin Advisory Services, LLC (“Franklin”) dated September 15, 2006. [44]

(d)(47)(i)	Amendment No. 1, dated as of June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Franklin dated September 15, 2006. [48]

(d)(48)	Investment Advisory Agreement between AXA Equitable and Franklin Mutual Advisers, LLC (“Franklin Mutual”) dated September 15, 2006. [44]

(d)(49)	Investment Advisory Agreement between AXA Equitable and OppenheimerFunds, Inc. (“Oppenheimer”) dated August 1, 2006. [44]

(d)(50)	Investment Advisory Agreement between AXA Equitable and Templeton Global Advisors Limited (“Templeton”) dated September 15, 2006. [44]

(d)(50)(i)	Amendment No. 1, dated as of June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Templeton dated September 15, 2006. [48]

(d)(51)	Investment Advisory Agreement between AXA Equitable and Franklin Advisers, Inc. (“Franklin Advisers”) dated September 15, 2006. [44]

(d)(51)(i)	Amendment No. 1, dated as of June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Franklin Advisers dated as of September 15, 2006. [48]

(d)(52)	Investment Advisory Agreement between AXA Equitable and Standish Mellon Asset Management Company, LLC (“Standish”) dated August 1, 2006. [41]

(d)(52)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Standish dated as of July 11, 2007. [48]

(d)(53)	Investment Advisory Agreement between AXA Equitable and BlackRock Financial Management, Inc. (“BlackRock Financial”), dated as of October 1, 2006. [44]

(d)(54)	Investment Advisory Agreement between AXA Equitable and BlackRock Investment Management LLC (“BlackRock Investment”), dated as of October 1, 2006. [44]

(d)(54)(i)	Amendment No. 1, dated as of July 11, 2007, to the Investment Advisory Agreement between AXA Equitable and BlackRock Investment dated as of October 1, 2006. [48]

(d)(55)	Investment Advisory Agreement between AXA Equitable and BlackRock Investment Management International Limited (“BlackRock International”), dated as of October 1, 2006. [44]

(d)(55)(i)	Amendment No. 1, dated as of July 11, 2007, to the Investment Advisory Agreement between AXA Equitable and BlackRock International dated as of October 1, 2006. [48]

(d)(56)	Investment Advisory Agreement between AXA Equitable and Eagle Asset Management, Inc. (“Eagle”), dated as of December 11, 2006. [44]

(d)(57)	Investment Advisory Agreement between AXA Equitable and Institutional Capital LLC (“ICAP”) dated May 25, 2007. [48]

(d)(57)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and ICAP dated May 25, 2007. (to be filed by amendment)

(d)(58)	Investment Advisory Agreement between AXA Equitable and Mellon Equity Associates (“Mellon Equity”) dated May 25, 2007. [48]

(d)(58)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Mellon Capital Management Corporation (formerly Mellon Equity) (“Mellon Capital”) dated May 25, 2007. (to be filed by amendment)

(d)(59)	Investment Advisory Agreement between AXA Equitable and Wentworth Hauser and Violich, Inc. (“Wentworth Hauser”) dated May 1, 2007. [48]

(d)(59)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wentworth Hauser dated May 1, 2007. (to be filed by amendment)

(e)	Underwriting Contracts

(e)(1)(i)	Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[4]

(e)(1)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[7]

(e)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[11]

(e)(1)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[11]

(e)(1)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[14]

(e)(1)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors, LLC (“AXA Advisors”) with respect to the Class IA shares dated April 14, 1997.[14]

(e)(1)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.[17]

(e)(1)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.[20]

(e)(2)(i)	Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[4]

(e)(2)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[7]

(e)(2)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[11]

(e)(2)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[11]

(e)(2)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[14]

(e)(2)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[14]

(e)(2)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[17]

(e)(2)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[20]

(e)(3)(i)	Distribution Agreement between the Trust and Equitable Distributors, Inc. (“EDI”) with respect to the Class IA shares dated April 14, 1997.[4]

(e)(3)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[7]

(e)(3)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[11]

(e)(3)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[11]

(e)(3)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[14]

(e)(3)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[14]

(e)(3)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[17]

(e)(3)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[20]

(e)(4)(i)	Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[4]

(e)(4)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[7]

(e)(4)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[11]

(e)(4)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[11]

(e)(4)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[14]

(e)(4)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[14]

(e)(4)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.[17]

(e)(4)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.[20]

(e)(5)(i)	Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors, LLC (“AXA Distributors”) with respect to the Class IA shares.[21]

(e)(5)(ii)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IA shares.[23]

(e)(5)(iii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[26]

(e)(5)(iv)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[31]

(e)(5)(v)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[31]

(e)(5)(vi)	Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.[33]

(e)(5)(vii)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [37]

(e)(5)(viii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [41]

(e)(5)(ix)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [45]

(e)(5)(x)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [46]

(e)(5)(xi)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [47]

(e)(5)(xii)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. (to be filed by amendment)

(e)(5)(xiii)	Form of Amendment No. 11 dated ___________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. (filed herewith)

(e)(6)(i)	Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors with respect to the Class IB shares.[21]

(e)(6)(ii)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[23]

(e)(6)(iii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[26]

(e)(6)(iv)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[31]

(e)(6)(v)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[31]

(e)(6)(vi)	Amendment No. 4, dated May 1, 2005to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[33]

(e)(6)(vii)	Amendment No. 5, dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [37]

(e)(6)(viii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [41]

(e)(6)(ix)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [45]

(e)(6)(x)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [46]

(e)(6)(xi)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [47]

(e)(6)(xii)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. (to be filed by amendment)

(e)(6)(xiii)	Form of Amendment No. 11 dated __________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. (filed herewith)

(e)(7)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002, with respect to Class IA shares.[23]

(e)(7)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.[26]

(e)(7)(iii)	Amendment No. 2, dated July 8, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IA shares.[31]

(e)(7)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IA shares.[31]

(e)(7)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares.[33]

(e)(7)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [37]

(e)(7)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [41]

(e)(7)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [45]

(e)(7)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [46]

(e)(7)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [47]

(e)(7)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. (to be filed by amendment)

(e)(7)(xii)	Form of Amendment No. 11 dated ___________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. (filed herewith)

(e)(8)(i)	Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002, with respect to Class IB shares.[23]

(e)(8)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.[26]

(e)(8)(iii)	Amendment No. 2, dated July 8, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IB shares.[31]

(e)(8)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IB shares.[31]

(e)(8)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares.[33]

(e)(8)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [37]

(e)(8)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [41]

(e)(8)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [45]

(e)(8)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [46]

(e)(8)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [47]

(e)(8)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. (to be filed by amendment)

(e)(8)(xii)	Form of Amendment No. 11 dated ____________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. (filed herewith)

(e)(9)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios.[31]

(e)(9)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios. [46]

(e)(10)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios.[31]

(e)(10)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios. [46]

(e)(11)(i)	Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios.[31]

(e)(11)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios. [46]

(e)(12)(i)	Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios.[31]

(e)(12)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios. [46]

(f)	Form of Deferred Compensation Plan.[3]

(g)	Custodian Agreements

(g)(1)(i)	Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.[4]

(g)(1)(ii)	Amendment No. 1, dated December 9, 1997, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[7]

(g)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[11]

(g)(1)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[11]

(g)(1)(v)	Form of Amendment No. 4, dated as of August 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[14]

(g)(1)(vi)	Form of Amendment No. 5, dated as of May 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[14]

(g)(1)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 14, 1997.[17]

(g)(1)(viii)	Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.[20]

(g)(1)(ix)	Amendment No. 1, dated as of September 1, 2001, to the Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.[21]

(g)(2)(i)	Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase Manhattan Bank and the Trust dated August 31, 1998.[11]

(g)(3)(i)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[22]

(g)(3)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[26]

(g)(3)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[31]

(g)(3)(iv)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[31]

(g)(3)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[33]

(g)(3)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [37]

(g)(3)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [44]

(g)(3)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [45]

(g)(3)(ix)	Amendment No. 8 dated April 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [46]

(g)(3)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [47]

(g)(3)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (to be filed by amendment)

(g)(3)(xii)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (to be filed by amendment)

(g)(3)(xiii)	Form of Amendment No. 12 dated ________, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (filed herewith)

(g)(4)(i)	Form of Custody Agreement between the Trust and State Street Bank and Trust Company with respect to the MONY Portfolios.[29]

(g)(4)(ii)	Form of Custody Agreement between AXA Equitable and Custodial Trust Company (“CTC”) with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio [43]

(h)	Other Material Contracts

(h)(1)(i)	Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.[4]

(h)(1)(ii)	Form of Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[14]

(h)(1)(iii)	Amendment No. 1 dated May 1, 2005 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[36]

(h)(1)(iv)	Amendment No. 2 dated as of May 1, 2006, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [38]

(h)(1)(v)	Amendment No. 3 dated as of August 1, 2006, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [44]

(h)(1)(vi)	Amendment No. 4 dated as of May 1, 2007, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[45]

(h)(1)(vii)	Amendment No. 5 dated as of July 11, 2007 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [46]

(h)(1)(viii)	Amendment No. 6 dated as of January 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [47]

(h)(1)(ix)	Amendment No. 7 dated as of May 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. (to be filed by amendment)

(h)(1)(x)	Amendment No. 8 dated December 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. (to be filed by amendment)

(h)(1)(xi)	Form of Amendment No. 9 dated __________, 2009 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. (filed herewith)

(h)(1)(A)	Sub-Administration Agreement between AXA Equitable and JPMorgan Investor Services Co. (formerly, “Chase Global Funds Services Company”) dated May 1, 2000 as amended November 1, 2004. [39]

(h)(1)(B)	Form of Sub-Administration Agreement between AXA Equitable and State Street Bank and Trust Company (“SSB&T”) with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. [43]

(h)(1)(C)	Form of Sub-Accounting Services Agreement between AXA Equitable and SSB&T with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio [43]

(h)(2)(i)	Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.[8]

(h)(2)(ii)	Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.[11]

(h)(2)(iii)	Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.[11]

(h)(2)(iv)	Amendment No. 1, dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.[14]

(h)(2)(v)	Second Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2000.[14]

(h)(2)(vi)	Revised Amendment No. 1, dated September 1, 2000 to the Second Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2000.[17]

(h)(2)(vii)	Third Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2001.[19]

(h)(2)(viii)	Amendment No. 1, dated as of September 1, 2001, to the Third Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2001.[20]

(h)(2)(ix)	Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust, dated as of May 1, 2002.[23]

(h)(2)(x)	Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[26]

(h)(2)(xi)	Expense Limitation Agreement between AXA Equitable and the Trust, dated as of April 1, 2004, with respect to the MONY Portfolios.[31]

(h)(2)(xi)(A)	Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004 with respect to the MONY Portfolios. [38]

(h)(2)(xii)	Amendment No. 2 dated as of May 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[27]

(h)(2)(xiii)	Amendment No. 3 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[31]

(h)(2)(xiv)	Amendment No. 4 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002.[33]

(h)(2)(xv)	Amendment No. 5 dated September 30, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002. [37]

(h)(2)(xvi)	Amendment No. 1 dated September 9, 2005 to the Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios.[36]

(h)(2)(xvii)	Amendment No. 6 dated October 1, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [38]

(h)(2)(xviii)	Amendment No. 7 dated May 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [39]

(h)(2)(xix)	Amendment No. 2 dated May 1, 2006 to Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios.[39]

(h)(2)(xx)	Amendment No. 8 dated August 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [41]

(h)(2)(xxi)	Amendment No. 3 dated August 1, 2006 to the Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios. [44]

(h)(2)(xxii)	Amendment No. 9 dated May 1, 2007 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [45]

(h)(2)(xxiii)	Amendment No. 4 dated May 1, 2007 to the Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios. [45]

(h)(2)(xxiv)	Amendment No. 10 dated May 25, 2007 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [46]

(h)(2)(xxv)	Amendment No. 11 dated January 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [47]

(h)(2)(xxvi)	Amendment No. 5 dated as of July 6, 2007 to the Expense Limitation Agreement between the Trust and AXA Equitable dated July 9, 2004, with respect to the MONY Portfolios. (to be filed by amendment)

(h)(2)(xxvii)	Amendment No. 12 dated May 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. (to be filed by amendment)

(h)(3)(i)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio dated April 14, 1997.[4]

(h)(3)(ii)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio dated December 9, 1997.[7]

(h)(3)(iii)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.[11]

(h)(4)(i)	Participation Agreement by and among the Trust, AXA Equitable, EDI and EQFC dated April 14, 1997.[4]

(h)(4)(ii)	Amendment No. 1, dated December 9, 1997, to the Participation Agreement by and among the Trust, AXA Equitable, EDI, and EQFC dated April 14, 1997.[7]

(h)(4)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Participation Agreement by and among the Trust, AXA Equitable, EDI, and EQFC dated April 14, 1997.[11]

(h)(4)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, AXA Equitable, EDI, and EQFC dated April 14, 1997.[11]

(h)(4)(v)	Form of Amendment No. 4, dated as of October 18, 1999, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[14]

(h)(4)(vi)	Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[15]

(h)(4)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[17]

(h)(4)(viii)	Amendment No. 7, dated September 1, 2001, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[20]

(h)(4)(ix)	Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002.[23]

(h)(4)(x)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[26]

(h)(4)(xi)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[33]

(h)(4)(xii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[33]

(h)(4)(xiii)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[33]

(h)(4)(xiv)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [39]

(h)(4)(xv)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [44]

(h)(4)(xvi)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [45]

(h)(4)(xvii)	Amendment No. 8 dated January 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [47]

(h)(4)(xviii)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors Advisors and AXA Advisors dated July 15, 2002. (to be filed by amendment)

(h)(4)(xix)	Form of Amendment No. 10 dated ____________, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors Advisors and AXA Advisors dated July 15, 2002. (filed herewith)

(h)(5)	Retirement Plan Participation Agreement dated December 1, 1998 among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and AXA Equitable.[11]

(h)(5)(i)	Form of Amendment No. 1, dated April 30, 1999, to the Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and AXA Equitable.[11]

(h)(5)(ii)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and AXA Equitable dated as of July 10, 2002. [23]

(h)(6)	License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.[4]

(h)(7)	Form of Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors with respect to the MONY Portfolios.[25]

(h)(8)	Form of Transfer Agency Agreement by and between the Trust and State Street Bank and Trust Company for the MONY Portfolios.[29]

(i)	Legal Opinion

(i)(1)	Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.[1]

(i)(2)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.[5]

(i)(3)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.[6]

(i)(4)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.[9]

(i)(5)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.[10]

(i)(6)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.[12]

(i)(7)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.[15]

(i)(8)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities registered with respect to the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio, the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.[17]

(i)(9)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and FI Mid Cap Portfolio.[17]

(i)(10)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Marsico Focus Portfolio.[20]

(i)(11)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the MONY Portfolios.[30]

(i)(12)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the portfolios of the Trust other than the MONY Portfolios.[27]

(i)(13)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Wells Fargo Small Company Growth Portfolio.[31]

(i)(14)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered by the Trust, including securities of its new series EQ/Lord Abbett Growth and Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, EQ/Van Kampen Comstock Portfolio, and EQ/Van Kampen Mid Cap Growth Portfolio.[33]

(i)(15)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to the EQ/Enterprise Moderate Allocation Portfolio.[36]

(i)(16)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to the EQ/Ariel Appreciation II Portfolio, EQ/Evergreen International Bond Fund and EQ/Legg Mason Value Equity Portfolio. [37]

(i)(18)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP. [41]

(i)(19)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP. [45]

(i)(20)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to the Crossings Allocation Portfolios. [47]

(i)(21)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP. [49]

(i)(22)	Opinion and Consent of K&L Gates LLP with respect to the AXA Defensive Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio and AXA Moderate Growth Strategy Portfolio. (to be filed by amendment)

(j)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (to be filed by amendment)

(k)	None

(l)	Stock Subscription Agreement between the Trust, on behalf of the T. Rowe Price Equity Income Portfolio, and Separate Account FP.[3]

(m)	Distribution Plans

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) for the Trust’s Class IB shares adopted March 31, 1997.[4]

(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Trust’s Class IB shares of the MONY Portfolios.[28]

(n)	Multiple Class Plan

(n)(1)	Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Trust, AXA Advisors and EDI.[15]

(p)(1)(i)	Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 and amended and restated on July 11, 2000.[17]

(p)(1)(ii)	Revised Code of Ethics of Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised December 10, 2003.[27]

(p)(1)(iii)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised December 9, 2004.[32]

(p)(1)(iv)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997.[33]

(p)(1)(v)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997, as amended June 2007. [48]

(p)(2)	Code of Ethics of Alliance dated August 1999.[15]

(p)(2)(i)	Code of Ethics of Alliance dated as of February 2000, as amended and restated.[17]

(p)(2)(ii)	Revised Code of Ethics of Alliance dated January 1, 2001.[18]

(p)(2)(iii)	Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions of Alliance dated April 2002.[23]

(p)(2)(iv)	Revised Code of Ethics of Alliance effective June 30, 2003.[26]

(p)(2)(v)	Revised Code of Ethics of Alliance effective October 2004.[32]

(p)(2)(vi)	Revised Code of Ethics of Alliance effective May 2005. [38]

(p)(2)(vii)	Revised Code of Ethics of AllianceBernstein effective January 2007. [48]

(p)(3)	Code of Ethics of Bankers Trust/Deutsche Bank.[15]

(p)(3)(i)	Code of Ethics of Deutsche effective as of May 26, 2000.[17]

(p)(3)(ii)	Revised Code of Ethics of Deutsche dated May 2000 revised November 2001.[21]

(p)(4)	Code of Ethics of Brown, Inc. dated February 10, 1994.[15]

(p)(4)(i)	Revised Code of Ethics of Brown.[17]

(p)(5)	Code of Ethics of Calvert.[15]

(p)(5)(i)	Code of Ethics and Insider Trading Policy and Procedures of Calvert.[23]

(p)(5)(ii)	Revised Code of Ethics of Calvert effective June 4, 2003.[26]

(p)(5)(iii)	Revised Code of Ethics of Calvert effective October 22, 2003.[27]

(p)(5)(iv)	Revised Code of Ethics of Calvert effective October 2004.[32]

(p)(5)(v)	Revised Code of Ethics of Calvert, effective January 1, 2008. [49]

(p)(6)	Code of Ethics of Capital Guardian.[15]

(p)(6)(i)	Code of Ethics of Capital Guardian effective October 1, 2002.[26]

(p)(6)(ii)	Revised Code of Ethics of Capital Guardian effective December 2006. [45]

(p)(6)(iii)	Revised Code of Ethics of Capital Guardian effective September 2007. [48]

(p)(6)(iv)	Revised Code of Ethics of Capital Guardian effective December 2007. [49]

(p)(7)	Code of Ethics of Evergreen dated December 17, 1999.[15]

(p)(7)(i)	Revised Code of Ethics of Evergreen effective September 1, 2003.[26]

(p)(7)(ii)	Revised Code of Ethics of Evergreen effective January 2, 2004.[27]

(p)(7)(iii)	Revised Code of Ethics of Evergreen, effective February 1, 2005.[33]

(p)(7)(iv)	Revised Code of Ethics of Evergreen, effective July 2007. [48]

(p)(8)	Code of Ethics of J.P. Morgan.[15]

(p)(8)(i)	Revised Code of Ethics of J.P. Morgan, effective October 25, 2001.[21]

(p)(8)(ii)	Revised Code of Ethics of J.P. Morgan, effective February 1, 2005. [38]

(p)(8)(iii)	Revised Code of Ethics of J.P. Morgan, effective September 18, 2007. [48]

(p)(9)	Code of Ethics of Lazard, as revised September 27, 1999.[15]

(p)(9)(i)	Code of Ethics of Lazard, revised as of April 26, 2000.[17]

(p)(9)(ii)	Code of Ethics of Lazard, as revised.[20]

(p)(9)(iii)	Revised Code of Ethics of Lazard, effective September 18, 2001.[21]

(p)(9)(iv)	Revised Code of Ethics of Lazard, revised February 2003.[26]

(p)(9)(v)	Revised Code of Ethics of Lazard, effective April 1, 2005. [38]

(p)(9)(vi)	Revised Code of Ethics of Lazard, effective February 2006. [44]

(p)(10)	Code of Ethics of MFS, dated March 1, 2000.[15]

(p)(10)(i)	Revised Code of Ethics of MFS, effective September 1, 2000.[17]

(p)(10)(ii)	Revised Code of Ethics of MFS, effective as of January 1, 2005. [38]

(p)(10)(iii)	Revised Code of Ethics of MFSIM, effective as of January 1, 2007. [48]

(p)(11)	Code of Ethics of Merrill Lynch Asset Management Group.[15]

(p)(11)(i)	Revised Code of Ethics of Merrill Lynch Asset Management Group.[27]

(p)(12)	Code of Ethics of Morgan Stanley.[15]

(p)(12)(i)	Revised Code of Ethics of Morgan Stanley, effective January 29, 2001.[18]

(p)(12)(ii)	Revised Code of Ethics of MSIM, effective August 16, 2002.[23]

(p)(12)(iii)	Revised Code of Ethics of MSIM, effective June 15, 2004.[31]

(p)(12)(iv)	Revised Code of Ethics of MSIM, effective December 31, 2004.[33]

(p)(12)(v)	Revised Code of Ethics of MSIM, effective December 31, 2004 and restated April 2006. [44]

(p)(13)	Code of Ethics of Putnam.[15]

(p)(13)(i)	Revised Code of Ethics of Putnam, revised April 2000.[17]

(p)(13)(ii)	Revised Code of Ethics of Putnam, effective May 2002.[23]

(p)(13)(iii)	Revised Code of Ethics of Putnam, effective September 30, 2003.[26]

(p)(13)(iv)	Revised Code of Ethics of Putnam, effective August, 2004.[31]

(p)(14)(i)	Code of Ethics of Rowe Price Fleming International, dated March 1999.[15]

(p)(14)(ii)	Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.[15]

(p)(14)(iii)	Revised Code of Ethics of Rowe Price-Fleming International, Inc. effective March 1, 2000.[17]

(p)(14)(iv)	Code of Ethics of T. Rowe Price International, Inc., effective August 8, 2000.[17]

(p)(14)(v)	Code of Ethics of T. Rowe Price. [48]

(p)(15)	Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.[15]

(p)(16)(i)	Code of Ethics of Prudential Investments.[15]

(p)(16)(ii)	Code of Ethics of Jennison, as amended December 6, 1999.[15]

(p)(16)(iii)	Revised Code of Ethics of Prudential Investments, dated February 29, 2000.[17]

(p)(16)(iv)	Revised Code of Ethics of Prudential Investments, effective August 9, 2001.[21]

(p)(16)(v)	Revised Code of Ethics of Jennison, effective April 25, 2002.[23]

(p)(17)	Code of Ethics of Fidelity dated January 1, 2000.[17]

(p)(17)(i)	Revised Code of Ethics of Fidelity, dated January 1, 2001.[18]

(p)(17)(ii)	Revised Code of Ethics of Fidelity, dated March 14, 2002.[23]

(p)(17)(iii)	Revised Code of Ethics of Fidelity, dated January 1, 2003.[26]

(p)(17)(iv)	Revised Code of Ethics of Fidelity, dated February 5, 2004.[31]

(p)(17)(v)	Revised Code of Ethics of Fidelity, dated January 1, 2005.[33]

(p)(17)(vi)	Revised Code of Ethics of Fidelity, dated March 31, 2006. [44]

(p)(17)(vii)	Revised Code of Ethics of Fidelity, dated February 15, 2007. [49]

(p)(18)	Code of Ethics of American Express dated March 2000.[17]

(p)(19)	Code of Ethics of Janus Capital Corporation as revised March 1, 2000.[17]

(p)(19)(i)	Code of Ethics of Janus Capital Corporation as revised June 1, 2001.[20]

(p)(19)(ii)	Revised Code of Ethics of Janus, revised April 1, 2002.[23]

(p)(19)(iii)	Revised Code of Ethics of Janus, dated June 9, 2003.[26]

(p)(19)(iv)	Revised Code of Ethics of Janus, dated April 20, 2004.[31]

(p)(19)(v)	Revised Code of Ethics of Janus, dated September 14, 2004.[33]

(p)(19)(vi)	Revised Code of Ethics of Janus effective September 9, 2005. [38]

(p)(19)(vii)	Revised Code of Ethics of Janus effective December 6, 2005. [39]

(p)(19)(viii)	Revised Code of Ethics of Janus, effective August 30, 2006 [44]

(p)(19)(ix)	Revised Code of Ethics of Janus, effective November 21, 2006. [45]

(p)(20)	Code of Ethics of Provident.[17]

(p)(20)(i)	Revised Code of Ethics of Provident, effective February 15, 2002.[23]

(p)(20)(ii)	Revised Code of Ethics of Provident, effective April 1, 2003.[26]

(p)(21)	Code of Ethics of Marsico.[17]

(p)(21)(i)	Revised Code of Ethics of Marsico, effective November 15, 2001.[21]

(p)(21)(ii)	Revised Code of Ethics of Marsico, effective March 31, 2003.[26]

(p)(21)(iii)	Revised Code of Ethics of Marsico, effective November 20, 2003.[27]

(p)(21)(iv)	Revised Code of Ethics of Marsico, effective October 1, 2004.[33]

(p)(21)(v)	Revised Code of Ethics of Marsico effective February 1, 2005. [38]

(p)(22)	Code of Ethics of PIMCO effective December 31, 2001.[23]

(p)(22)(i)	Revised Code of Ethics of PIMCO, effective January 6, 2005. [38]

(p)(22)(ii)	Revised Code of Ethics of PIMCO, effective February 15, 2006. [44]

(p)(23)	Code of Ethics of RCM effective May 2001.[26]

(p)(23)(i)	Revised Code of Ethics of RCM effective January 1, 2004.[27]

(p)(23)(ii)	Revised Code of Ethics of RCM effective January 31, 2005. [38]

(p)(24)	Code of Ethics of Firsthand dated May 12, 2001.[26]

(p)(25)	Code of Ethics of Wellington Management revised March 1, 2000.[25]

(p)(25)(i)	Revised Code of Ethics of Wellington Management, revised July 1, 2004.[33]

(p)(25)(ii)	Revised Code of Ethics of Wellington Management, effective January 1, 2005. [44]

(p)(25)(iii)	Revised Code of Ethics of Wellington, effective January 1, 2007. [48]

(p)(26)	Code of Ethics of Boston Advisors.[25]

(p)(26)(i)	Revised Code of Ethics of Boston Advisors, effective December 21, 2004.[33]

(p)(26)(ii)	Revised Code of Ethics of Boston Advisors, effective August 1, 2005. [38]

(p)(26)(iii)	Revised Code of Ethics of Boston Advisors, effective August 2006. [44]

(p)(26)(iv)	Revised Code of Ethics of Boston Advisors, effective May 15, 2007. [48]

(p)(27)	Code of Ethics of Caywood-Scholl.[25]

(p)(27)(i)	Revised Code of Ethics of Caywood-Scholl, effective January 2006 [44]

(p)(28)	Code of Ethics of Alger Management.[25]

(p)(29)	Code of Ethics of GAMCO.[25]

(p)(29)(i)	Revised Code of Ethics of GAMCO, effective October 1, 2004.[33]

(p)(29)(ii)	Revised Code of Ethics of GAMCO, effective February 16, 2006. [44]

(p)(29)(iii)	Revised Code of Ethics of GAMCO, effective January 29, 2007. [48]

(p)(30)	Code of Ethics of Montag & Caldwell.[25]

(p)(30)(i)	Revised Code of Ethics of Montag, effective December 29, 2004.[33]

(p)(30)(ii)	Revised Code of Ethics of Montag, effective February 6, 2006. [44]

(p)(30)(iii)	Revised Code of Ethics of Montag, effective January 12, 2007. [48]

(p)(31)	Code of Ethics of MONY Capital.[25]

(p)(32)	Code of Ethics of Rockefeller.[25]

(p)(33)	Code of Ethics of SSgA Funds Management.[25]

(p)(34)	Code of Ethics of TCW.[25]

(p)(34)(i)	Revised Code of Ethics of TCW effective February 1, 2005. [38]

(p)(34)(ii)	Revised Code of Ethics of TCW, effective November 11, 2006. [44]

(p)(35)	Code of Ethics of UBS.[25]

(p)(36)	Code of Ethics of William Witter.[29]

(p)(37)	Code of Ethics of Wells Capital.[31]

(p)(37)(i)	Revised Code of Ethics of Wells Capital.[33]

(p)(37)(ii)	Revised Code of Ethics of Wells Capital effective as of September 2005. [38]

(p)(37)(iii)	Revised Code of Ethics of Wells Capital effective September 15, 2005. [39]

(p)(37)(iv)	Revised Code of Ethics of Wells Capital effective February 2006. [44]

(p)(37)(v)	Revised Code of Ethics of Wells Capital effective October 2006. [45]

(p)(38)	Code of Ethics of Bear Stearns.[32]

(p)(38)(i)	Revised Code of Ethics of Bear Stearns effective as of February 2005. [38]

(p)(39)	Code of Ethics of Lord Abbett.[33]

(p)(39)(i)	Revised Code of Ethics of Lord Abbett effective as of November 15, 2005. [39]

(p)(39)(ii)	Revised Code of Ethics of Lord Abbett effective as of October 2006. [45]

(p)(39)(iii)	Revised Code of Ethics of Lord Abbett, effective as of October 25, 2007. [49]

(p)(40)	Code of Ethics of Dreyfus.[36]

(p)(40)(i)	Revised Code of Ethics of Dreyfus and Mellon Equity, effective November 2006. [44]

(p)(40)(ii)	Revised Code of Ethics of Dreyfus and Mellon Capital, effective November 2007. [49]

(p)(41)	Code of Ethics of Bridgeway.[36]

(p)(41)(i)	Revised Code of Ethics of Bridgeway, effective February 8, 2006. [44]

(p)(41)(ii)	Revised Code of Ethics of Bridgeway, effective July 5, 2007. [48]

(p)(41)(iii)	Revised Code of Ethics of Bridgeway, effective November 16, 2007. [49]

(p)(42)	Code of Ethics of Ariel.[35]

(p)(42)(i)	Revised Code of Ethics of Ariel, effective October 11, 2005. [39]

(p)(43)	Code of Ethics of Legg Mason.[35]

(p)(43)(i)	Revised Code of Ethics of Legg Mason, effective February 28, 2006. [44]

(p)(43)(ii)	Revised Code of Ethics of Legg Mason, effective February 8, 2007. [48]

(p)(44)	Code of Ethics of AXA Rosenberg. [40]

(p)(44)(i)	Revised Code of Ethics of AXA Rosenberg, effective December 15, 2007. [49]

(p)(45)	Code of Ethics of Davis. [40]

(p)(46)	Code of Ethics of Franklin, Franklin Mutual, Franklin Advisers and Templeton. [40]

(p)(46)(i)	Revised Code of Ethics of Franklin, Franklin Mutual, Franklin Advisers and Templeton effective May 2007. [48]

(p)(47)	Code of Ethics of Oppenheimer. [40]

(p)(47)(i)	Revised Code of Ethics of Oppenheimer, effective August 30, 2007. [48]

(p)(47)(ii)	Revised Code of Ethics of Oppenheimer, effective November 2007. [49]

(p)(48)	Code of Ethics of Standish. [40]

(p)(49)	Code of Ethics of BlackRock Financial, BlackRock Investment and BlackRock International effective September 30, 2006. [44]

(p)(49)(i)	Revised Code of Ethics of BlackRock Financial, BlackRock Investment and BlackRock International effective April 2007. [48]

(p)(50)	Code of Ethics of Eagle. [44]

(p)(51)	Code of Ethics of ICAP, effective November 1, 2006. [44]

(p)(52)	Code of Ethics of Wentworth Hauser, effective January 1, 2005. [44]

(p)(52)(i)	Revised Code of Ethics of Wentworth Hauser, effective March 12, 2007. [48]

Other Exhibits:

Powers of Attorney.3

Power of Attorney for Steven M. Joenk.12

Power of Attorney for Theodossios (Ted) Athanassiades.15

Power of Attorney for David W. Fox and Gary S. Schpero.16

Revised Powers of Attorney.20

Amended Powers of Attorney, dated December 6, 2002.23

Amended Power of Attorney for Steven M. Joenk.33

Power of Attorney for James (Jamie) Shepherdson 38

Revised Powers of Attorney. 46

1.	Incorporated by reference to and/or previously filed Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

12.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

16.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on May 30, 2000 (File No. 333-17217).

17.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

18.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 22, 2001 (File No. 333-17217).

19.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2001 (File No. 333-17217).

20.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

21.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on February 4, 2002 (File No. 333-17217).

22.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

23.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).

24.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2003 (File No. 333-17217).

25.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2004 (File No. 333-17217).

26.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).

27.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2004 (File No. 333-17217).

28.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2004 (File No. 333-17217).

29.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2004 (File No. 333-17217).

30.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2004 (File No. 333-17217).

31.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).

32.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2005 (File No. 333-17217).

33.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).

34.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 16, 2005 (File No. 333-17217).

35.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on July 1, 2005 (File No. 333-17217).

36.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2005 (File No. 333-17217).

37.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005. (File No. 333-17217).

38.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2006. (File No. 333-17217)

39.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006. (File No. 333-17217)

40.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on June 16, 2006. (File No. 333-17217)

41.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2006. (File No. 333-17217)

42.	Incorporated by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on November 9, 2006. (File No. 333-17217)

43.	Incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on November 13, 2006. (File No. 333-17217)

44.	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007. (File No. 333-17217)

45.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007. (File No. 333-17217)

46.	Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007. (File No. 333-17217)

47.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007. (File No. 333-17217)

48.	Incorporated by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A filed on February 1, 2008. (File No. 333-17217)

49.	Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on April 1, 2008. (File No. 333-17217)

Item 24.	Persons Controlled by or Under Common Control with the Trust

AXA Equitable Life Insurance Company (“AXA Equitable”) controls the Trust by virtue of its ownership of more than 99% of the Trust’s shares as of November 30, 2008. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters, if applicable. The Trust may in the future offer its shares to insurance companies unaffiliated with AXA Equitable.

On July 22, 1992, AXA Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time AXA Equitable became a wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”). AXA Financial continues to own 100% of AXA Equitable’s common stock. On September 7, 2004 the name “The Equitable Life Assurance Society of the United States” was changed to “AXA Equitable Life Insurance Company” (“AXA Equitable”).

AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25.	Indemnification

Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws.

Article VII, Section 2 of the Trust’s Declaration of Trust (“Trust”) states, in relevant part, that a “Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws.” Article VII, Section 4 of the Trust’s Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.”

Article VI, Section 2 of the Trust’s By-Laws states, in relevant part, that “[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Article VI, Section 3 of the Trust’s By-Laws further states, in relevant part, that “[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged.” Article VI, Section 4 of the Trust’s By-Laws also states that the “rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party’s] heirs, executors and administrators.”

Registrant’s Investment Management Agreements state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 4(a) and 4(b) of certain of the Registrant’s Investment Advisory Agreements state:

4.	LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

Section 4 of certain of the Registrant’s Investment Advisory Agreements states:

Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable’s part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Manager and Advisers

AXA Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The descriptions of AXA Equitable and each of the advisers, as applicable, under the caption “Management of the Trust,” “Management Team – The Manager” or “About the Investment Portfolios” in the Prospectuses and under the caption “Investment Management and Other Services” in the Statements of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

The information as to the directors and officers of AXA Equitable is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) and is incorporated herein by reference.

AXA Equitable, with the approval of the Registrant’s board of trustees, selects advisers for certain portfolios of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for such portfolios.

The information as to the directors and officers of MFSIM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.

The information as to the directors and officers of MSIM is set forth in Morgan Stanley Dean Witter Investment Management Inc.’s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.

The information as to the directors and officers of J. P. Morgan is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8327) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen International is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42427) and is incorporated herein by reference.

The information as to the directors and officers of AllianceBernstein is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) and is incorporated herein by reference.

The information as to the directors and officers of Capital Guardian is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.

The information as to the directors and officers of Calvert is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17044) and is incorporated herein by reference.

The information as to the directors and officers of Fidelity is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7884) and is incorporated herein by reference.

The information as to the directors and officers of Marsico is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) and is incorporated herein by reference.

The information as to the directors and officers of Boston Advisors is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18130) and is incorporated herein by reference.

The information as to the directors and officers of Caywood-Scholl is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57906) and is incorporated herein by reference.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information as to the directors and officers of Montag is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15398) and is incorporated herein by reference.

The information as to the directors and officers of UBS is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34910) and is incorporated herein by reference.

The information as to the directors and officers of Wellington Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) and is incorporated herein by reference.

The information as to the directors and officers of PIMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.

The information as to directors and officers of Lord Abbett is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6997) and is incorporated herein by reference.

The information as to directors and officers of Bridgeway is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-44394) and is incorporated herein by reference.

The information as to directors and officers of Dreyfus is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8147) and is incorporated herein by reference.

The information as to directors and officers of Ariel is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18767) and is incorporated herein by reference.

The information as to directors and officers of Legg Mason is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57714) and is incorporated herein by reference.

The information as to directors and officers of AXA Rosenberg is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) and is incorporated herein by reference.

The information as to directors and officers of Davis is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-31648) and is incorporated herein by reference.

The information as to directors and officers of Franklin is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-51967) and is incorporated herein by reference.

The information as to directors and officers of Franklin Mutual is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-53068) and is incorporated herein by reference.

The information as to directors and officers of Oppenheimer is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8253) and is incorporated herein by reference.

The information as to directors and officers of Templeton is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42343) and is incorporated herein by reference.

The information as to directors and officers of Franklin Advisers is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) and is incorporated herein by reference.

The information as to directors and officers of Standish is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60527) and is incorporated herein by reference.

The information as to directors and officers of ICAP is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) and is incorporated herein by reference.

The information as to directors and officers of Mellon Capital is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-28692) and is incorporated herein by reference.

The information as to directors and officers of Wentworth Hauser is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46131) and is incorporated herein by reference.

The information as to directors and officers of BlackRock Investment is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56972) and is incorporated herein by reference.

The information as to directors and officers of BlackRock International is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-16080) and is incorporated herein by reference.

The information as to directors and officers of BlackRock Financial is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48433) and is incorporated herein by reference.

The information as to directors and officers of T. Rowe Price is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) and is incorporated herein by reference.

Item 27.	Principal Underwriters.

(a) AXA Advisors and AXA Distributors are the principal underwriters of the Trust’s Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier VIP Trust; Separate Account Nos. 45, 66 and 301 of AXA Equitable; and Separate Accounts A, I and FP of AXA Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier VIP Trust and Separate Account No. 49 of AXA Equitable.

(b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters of the Trust’s Class IA and Class IB shares. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Advisors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST

DIRECTORS
Harvey E. Blitz	Director
Richard Dziadzio	Director
Barbara Goodstein	Director
Andrew McMahon	Director
Christine Nigro	Director
James A. Shepherdson	Director

OFFICERS Andrew McMahon	Chairman of the Board
Christine Nigro	President
Patricia Roy	Chief Compliance Officer
Anthony Sages	Chief Sales Officer
Philip Pescatore	Chief Risk Officer
William McDermott	Executive Vice President
Kevin R. Bryne	Senior Vice President and Treasurer
Mark D. Godofsky	Senior Vice President and Controller

AXA Advisors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST
James Goodwin	Senior Vice President
Jeffrey Green	Senior Vice President
Frank Acierno	Vice President
Michael Brzozowski	Vice President
Gerry Carroll	Vice President
Claire A. Comerford	Vice President
Gary Gordon	Vice President
Maurya Keating	Vice President and Associate General Counsel
Christopher LaRussa	Vice President
Frank Massa	Vice President
Carolann Matthews	Vice President
Deborah O’Neil	Vice President
Edna Russo	Vice President
Daniel D. Wise	Vice President
Brett Wright	Vice President
Camille Joseph Varlack	Assistant Vice President, Secretary and Counsel
Harvey E. Blitz	Assistant Vice President
Irina Gyrla	Assistant Vice President
Ruth Shorter	Assistant Vice President
Francesca Divone	Assistant Secretary

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST

DIRECTORS
Philip Meserve	Director
William Miller, Jr.	Director
James Shepherdson	Director

OFFICERS
James Shepherdson	Chairman of the Board, President & Chief Executive Officer
Philip Meserve	Executive Vice President of Business Development
William Miller, Jr.	Executive Vice President & Chief Sales Officer
Michael Gregg	Executive Vice President
Gary Hirschkron	Executive Vice President
Joanne Petrini-Smith	Executive Vice President
Michael McCarthy	Senior Vice President and National Sales Manager

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
Kirby Noel	Senior Vice President and National Sales Manager
Lee Small	Senior Vice President and National Sales Manager
Mitchell Waters	Senior Vice President and National Sales Manager
Eric Alstrin	Senior Vice President
Kevin Dolan	Senior Vice President
Daniel Falher	Senior Vice President
Harvey Fladeland	Senior Vice President
Nelida Garcia	Senior Vice President
Peter Golden	Senior Vice President
David Kahal	Senior Vice President
Kevin Kennedy	Senior Vice President
Diane Keary	Senior Vice President
John Leffew	Senior Vice President
Andrew Marrone	Senior Vice President
Mitchell Melum	Senior Vice President
Jeff Pawliger	Senior Vice President
Anthea Parkinson	Senior Vice President and National Accounts Director, Financial Institutions
Ted Repass	Senior Vice President
Eric Retzlaff	Senior Vice President
Marian Sole	Senior Vice President
Mark Teitelbaum	Senior Vice President
Mark Totten	Senior Vice President
Mary Toumpas	Senior Vice President
Nicholas Volpe	Senior Vice President
Norman J. Abrams	Vice President and General Counsel
Doreen Bellomo	Vice President
Jeffrey Coomes	Vice President
Karen Farley	Vice President
Michael Gass	Vice President and Chief Financial Officer
Nicholas Gismondi	Vice President
Timothy Hatfield	Vice President
Holly Hughes	Vice President
Kelly LaVigne	Vice President
Deborah Lewis	Vice President
Page Long	Vice President

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST

Karen Nadeau

Michelle Privitera

Ronald R. Quist

Stephen Ratcliffe

Michael Scarlata

Alice Stout

William Terry

John Zales

Camille Joseph Varlack

Sandra Ferantello

Elizabeth Hafez

Gregory Lashinsky

Michelle Luzzi

Patricia Lane O’Shea

Richard Olewnik

James Pazareskis

Kelly Riddell

Matthew Schirripa

Francesca Divone

Vice President

Vice President and Treasurer

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President, Secretary and Counsel

Assistant Vice President

Assistant Vice President

Assistant Vice President –Financial Operations

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Secretary

(c)	Inapplicable.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank

4 Chase MetroTech Center

Brooklyn, New York 11245

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

JPMorgan Investors Services Co.	AXA Equitable Life Insurance Company
73 Tremont Street	1290 Avenue of the Americas
Boston, MA 02108	New York, New York 10104

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Advisers:

AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10104	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105

MFS Investment Management 500 Boylston Street Boston, MA 02116	Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020

Capital Guardian Trust Company 11100 Santa Monica Boulevard 17th Floor Los Angeles, CA 90025	Evergreen Investment Management Company, LLC 200 Berkely Street - Suite 9000 Boston, MA 02116

JPMorgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Bridgeway Capital Management, Inc. 5615 Kirby Drive, Suite 518 Houston, TX 77005-2448

Calvert Asset Management Company, Inc. 4550 Montgomery Avenue Suite 1000N Bethesda, MD 20814	Marsico Capital Management, LLC 1200 17th Street Denver, CO 80202

Fidelity Management & Research Company 82 Devonshire Street Boston, MA 02109	Caywood-Scholl Capital Management 4350 Executive Drive Suite 125 San Diego, CA 92121

Boston Advisors, LLC One Federal Street 26th Floor Boston, MA 02110	GAMCO Asset Management Inc. One Corporate Center Rye, NY 10580

The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Wellington Management Company LLP 75 State Street Boston, MA 02109

Montag & Caldwell, Inc. 3455 Peachtree Road, N.W. Suite 1200 Atlanta, GA 30326-3249	UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606

Ariel Capital Management, LLC 200 East Randolph Drive, Suite 2900 Chicago, IL 60601	Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302

AXA Rosenberg Investment Management, LLC 4 Orinda Way, Building E Orinda, CA 94563	Legg Mason Capital Management, Inc. 100 Light Street Baltimore, MD 21202

Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, NJ 07024	Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, AZ 85706

Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281-1008

Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906	Templeton Global Advisors Limited Lyford Cay Nassau, Bahamas

Standish Mellon Asset Management Company, LLC Mellon Financial Center One Boston Place Boston, MA 02108-4408	BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022

BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543-9011	BlackRock Investment Management International Limited 33 King William Street London EC4R 9AS England

Mellon Capital Management Corporation 500 Grant Street Suite 4200 Pittsburgh, PA 15258	Institutional Capital, LLC 225 W. Wacker Drive Suite 2400 Chicago, IL 60606

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202	Wentworth, Hauser and Violich, Inc. 353 Sacramento Street Suite 600 San Francisco, CA 94111

Pacific Investment Management Company, LLC 840 Newport Center Drive Newport Beach, CA 92660	First International Advisors 3 Bishopsgate London EC2N 3AB England

Item 29.	Management Services

None.

Item 30.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of December 2008.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief
Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	December 30, 2008

/s/ Jettie M. Edwards* Jettie M. Edwards	Trustee	December 30, 2008

/s/ William M. Kearns, Jr.* William M. Kearns, Jr.	Trustee	December 30, 2008

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	December 30, 2008

/s/ Theodossios Athanassiades* Theodossios Athanassiades	Trustee	December 30, 2008

/s/ David W. Fox* David W. Fox	Trustee	December 30, 2008

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	December 30, 2008

/s/ Harvey Rosenthal* Harvey Rosenthal	Trustee	December 30, 2008

/s/ Brian Walsh* Brian Walsh	Treasurer and Chief Financial Officer	December 30, 2008

*By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

Exhibit Index

(d)(1)(xxvi)	Form of Amendment No. 1 dated ___________, 2009 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2007.

(e)(5)(xiii)	Form of Amendment No. 11 dated ___________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.

(e)(6)(xiii)	Form of Amendment No. 11 dated ___________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.

(e)(7)(xii)	Form of Amendment No. 11 dated ___________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.

(e)(8)(xii)	Form of Amendment No. 11 dated ____________, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.

(g)(3)(xiii)	Form of Amendment No. 12 dated ____________, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.

(h)(1)(xi)	Form of Amendment No. 9 dated _____________, 2009 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.

(h)(4)(xix)	Form of Amendment No. 10 dated _______________, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors Advisors and AXA Advisors dated July 15, 2002.